                                                            Annual Report

                                                            as of March 31, 2000


                     EVERGREEN STATE MUNICIPAL BOND FUNDS


                           [LOGO OF EVERGREEN FUNDS]

                                     [SEAL]

                                Table of Contents

Letter to Shareholders ....................................................    1
Evergreen Connecticut Municipal
Bond Fund

  Fund at a Glance ........................................................    2
  Portfolio Manager Interview .............................................    3
Evergreen New Jersey Municipal
Bond Fund

  Fund at a Glance ........................................................    4
  Portfolio Manager Interview .............................................    5
Evergreen Pennsylvania Municipal
Bond Fund

  Fund at a Glance ........................................................    6
  Portfolio Manager Interview .............................................    7
Financial Highlights
  Evergreen Connecticut Municipal
  Bond Fund ...............................................................    8
  Evergreen New Jersey Municipal
  Bond Fund ...............................................................   10
  Evergreen Pennsylvania Municipal
  Bond Fund ...............................................................   12
Schedule of Investments

  Evergreen Connecticut Municipal
  Bond Fund ...............................................................   14
  Evergreen New Jersey Municipal
  Bond Fund ...............................................................   16
  Evergreen Pennsylvania Municipal
  Bond Fund ...............................................................   20
Statements of Assets and Liabilities ......................................   28
Statements of Operations ..................................................   29
Statements of Changes in Net Assets .......................................   30
Combined Notes to Financial
Statements ................................................................   32
Independent Auditors' Report ..............................................   40
Additional Information ....................................................   41

--------------------------------------------------------------------------------
                                 Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $80 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                 ---------------------------------------------------------------
  Mutual Funds:   ARE NOT FDIC INSURED    May lose value . Not bank guaranteed
                 ---------------------------------------------------------------

                          Evergreen Distributor,Inc.
     Evergreen Funds(SM) is a service mark of Evergreen Investment Services,Inc.

                             Letter to Shareholders
                             ----------------------
                                    May 2000


      [PHOTO]

  William M. Ennis
 President and CEO

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen State Municipal Bond Funds annual report, which covers the twelve-month period ended March 31, 2000.

U.S. Bond Markets Experience Volatility

The bond market environment has suffered a great deal of volatility and unpredictability for the past twelvemonth period. The Federal Reserve Board increased interest rates five times during the period as a response to a potential inflationary environment. In addition, the Treasury's announcement of a plan to curtail new and existing supplies of long-term government bonds led investors to seek longer-term issues in anticipation of possible shortages. For the last half of the period, counteractive forces caused the yield on the bellwether 30-year Treasury bond to decrease 0.22%, while the 10-Year Treasury yield increased approximately 0.10%. These factors are indicative of an abnormal investment environment where longer-term bonds paid lower rates than short-term bonds, this is also known as an "inverted yield curve". Amidst this volatile environment, we still believe that bonds are relatively attractive over the long term.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that could make it simple for you to choose the most appropriate for your portfolio.

Website Enhancements

Please visit our enhanced website, evergreen-funds.com, for more information about Evergreen Funds. The site offers an array of helpful information including an investment education center, interactive calculators to assist your investment planning and general information about Evergreen Funds.

Thank you for your continued investment in Evergreen Funds.

Sincerely,


/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

                                    EVERGREEN
                         Connecticut Municipal Bond Fund
                     Fund at a Glance as of March 31, 2000


                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                     $72,509,328
Average Credit Quality                                                        AA
Effective Maturity                                                     9.6 years
Average Duration                                                       6.7 years


--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE1
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 3/31/2000.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: 2000 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income distributions and capital gain distributions.

Historical performance shown for Class Y prior to its inception is based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. For Classes A and B prior to their inception, the historical performance is based on the performance of Class Y and has not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Class B. If these fees had been reflected, returns for Classes A and B would have been lower. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund classgross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio, the total returns would be as follows: Class A - 3 year = 2.24%, 5 year = 3.30%, 10 year = 4.46% and since 1/31/1981 = 6.13%; Class B - 3 year = 2.24%, 5 year =
3.21%, 10 year = 4.19% and since 1/31/1981 = 5.60%; Class Y - 3 year = 4.19%, 5 year = 4.59%, 10 year = 5.23% and since 1/31/1981 = 6.66%.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

Income may be subject to federal alternative minimum tax.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS2
--------------------------------------------------------------------------------

Portfolio Inception Date: 1/31/1981              Class A     Class B   Class Y
Class Inception Date                          12/30/1997    1/9/1998  11/24/1997
Average Annual Returns*
1 year with sales charge                         -6.17%     -6.92%       n/a
1 year w/o sales charge                          -1.47%     -2.21%     -1.22%
5 years                                           3.15%      3.06%      4.44%
10 years                                          4.24%      3.97%      5.01%
Since Portfolio Inception                         5.88%      5.35%      6.41%
Maximum Sales Charge                              4.75%      5.00%       n/a
                                               Front End     CDSC
30-day SEC Yield                                  4.30%      3.77%      4.76%
Taxable Equivalent Yield**                        7.12%      6.24%      7.88%
12-month income dividends per share              $0.26      $0.22      $0.27
12-month capital gains distributions
  per share                                      $0.02      $0.02      $0.02

*    Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

The Fund's yield will fluctuate and there can be no guarantee the Fund will achieve its investment objectives or any particular tax-exempt yield.

All data is as of 3/31/2000 and subject to change.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]


                         Connecticut Municipal Bond A    LBMBI        CPI

        3/31/90                   9,525                  10,000      10,000
        3/31/91                  10,329                  10,923      10,490
        3/31/92                  11,041                  12,013      10,824
        3/31/93                  11,851                  13,518      11,158
        3/31/94                  12,003                  13,832      11,437
        3/31/95                  12,512                  14,859      11,764
        3/31/96                  13,389                  16,105      12,098
        3/31/97                  13,773                  16,982      12,432
        3/31/98                  14,907                  18,802      12,603
        3/31/99                  15,699                  19,967      12,821
        3/31/00                  15,470                  19,917      13,219


Comparison of a $10,000 investment in Evergreen
Connecticut Municipal Bond Fund, Class A shares(2), versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index
(CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                    EVERGREEN
                         Connecticut Municipal Bond Fund
                           Portfolio Manager Interview


                                  Portfolio
                                  Management
                              ------------------


                                    [PHOTO]

                                 Diane Beaver
                             Tenure: November 1999

For the twelve-month period ended March 31, 2000, the Connecticut Municipal Bond Fund Class A Shares returned -1.47% compared to the Lehman Brothers Municipal Bond Index which returned -0.08% for the same period. Performance is before deduction of any applicable sales charge.

The Fund purchased bonds with higher defensive coupons and increased the coupon rate by 0.25%. We concentrated on buying bonds in the intermediate range of 10-20 years. We were able to increase the yield in accordance with the new strategy to focus on yield and a stable net asset value rather than total return. This helped to align our strategy with the goals of the Fund's investors who invest mainly for income.

We will continue trying to add yield to the fund, however there is a shortage of high yielding bond securities in Connecticut. Spreads between AAA/AA high quality bonds versus A-rated bonds is tight, while spreads between lower-rated securities and high grades are extremely wide. The Fund continues to be heavily weighted in AAA bonds.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
               (as a percentage of 03/31/2000 portfolio assets)

                                  [PIE CHART]

                               Hospital -- 16.8%
                               General Obligation-Local --
                               15.2%
                               General Obligation-State --
                               13.5%
                               Special Tax -- 11.9%
                               Housing -- 9.1%
                               Education -- 5.9%
                               Transportation -- 5.4%
                               Water & Sewer -- 3.4%
                               Residential Care -- 3.0%
                               Other -- 15.8%

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
               (as a percentage of 03/31/2000 portfolio assets)

                                  [PIE CHART]

                                  AAA -- 49.1%
                                  AA -- 34.4%
                                  A -- 7.0%
                                  BBB -- 7.7%
                                  Not Rated -- 1.8%

                                   EVERGREEN
                         New Jersey Municipal Bond Fund
                      Fund at a Glance as of March 31, 2000


                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                    $216,348,921
Average Credit Quality                                                        AA
Effective Maturity                                                     9.1 years
Average Duration                                                       6.2 years


--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE1
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 3/31/2000.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: 2000 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income distributions and capital gain distributions.

Historical performance shown for Classes B and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Class B. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class B would have been lower while returns for Class Y would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

Income may be subject to federal alternative minimum tax.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS2
--------------------------------------------------------------------------------

Portfolio Inception Date: 7/16/1991                 Class A   Class B   Class Y
Class Inception Date                              7/16/1991  1/30/1996  2/8/1996
Average Annual Returns*
1 year with sales charge                             -6.05%   -6.91%     n/a
1 year w/o sales charge                              -1.33%   -2.21%   -1.23%
5 years                                               4.04%    3.96%    5.13%
Since Portfolio Inception                             5.49%    5.64%    6.13%
Maximum Sales Charge                                  4.75%    5.00%     n/a
                                                   Front End   CDSC
30-day SEC Yield                                      4.58%    3.90%    4.90%
Taxable Equivalent Yield**                            7.58%    6.46%    8.11%
12-month income dividends per share               $   0.51 $   0.41 $   0.52
12-month capital gains distributions
per share                                         $   0.02 $   0.02 $   0.02


*    Adjusted for maximum applicable sales charge

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

The Fund's yield will fluctuate and there can be no guarantee the Fund will achieve its investment objectives or any particular tax-exempt yield. All data is as of 3/31/2000 and subject to change.



--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------


                                    [GRAPH]


                                       New Jersey
                                    Municipal Bond A      LB Muni          CPI

        7/16/91                            9,525           10,000        10,000
        3/31/92                           10,074           10,639        10,228
        3/31/93                           11,414           11,972        10,543
        3/31/94                           11,659           12,249        10,808
        3/31/95                           12,444           13,160        11,116
        3/31/96                           13,346           14,263        11,432
        3/31/97                           13,972           15,040        11,747
        3/31/98                           15,279           16,651        11,909
        3/31/99                           16,146           17,683        12,115
        3/31/00                           15,930           17,639        12,491


Comparison of a $10,000 investment in Evergreen New Jersey Municipal Bond Fund, Class A shares(2), versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                    EVERGREEN
                         New Jersey Municipal Bond Fund
                           Portfolio Manager Interview


                                   Portfolio
                                  Management
                               ----------------

                                Keith Lowe,CFA
                             Tenure: November 1999


For the one-year period ended March 31, 2000, the New Jersey Municipal Bond Fund Class A shares returned -1.33% compared with the Lehman Brothers Municipal Bond Index which returned -0.08% for the same period. Performance is before deduction of any applicable sales charge.

The Fund continues to perform well in conjunction with its new income-based strategy, which was implemented in January 1999. Our income approach served the Fund well over the last twelve months. As interest rates rose significantly, we were able to reduce our exposure to longer maturity, lower coupon bonds. The Fund's income also increased significantly over this time period as we increased yield by buying higher coupon, more defensive structures and selling lower yielding bonds.

During the year, the Fund shortened its effective maturity to 9.1 years and lowered its duration to 6.23 years. The Fund also avoided credit risk by maintaining an average credit quality of AA during this period.

We will attempt to continue increasing the tax-exempt yield provided by the Fund, while working to maintain competitive total return results for our shareholders.


--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 3/31/2000 portfolio assets)

                                  [PIE CHART]

                            General Obligation-Local -- 20.2%
                            Health -- 17.8%
                            Water & Sewer -- 13.5%
                            Escrow -- 12.1%
                            Transportation -- 11.0%
                            Housing -- 4.9%
                            Education -- 3.7%
                            Port Authority -- 3.5%
                            Airport -- 2.5%
                            Other -- 10.8%


--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                (as a percentage of 3/31/2000 portfolio assets)

                                  [PIE CHART]

                                  AAA -- 60.3%
                                  AA -- 22.0%
                                  A -- 6.7%
                                  BBB -- 2.5%
                                  B -- 1.5%
                                  Not Rated -- 7.0%

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                      Fund at a Glance as of March 31, 2000


                                   Portfolio
                                Characteristics
                                ---------------


Total Net Assets                                                    $870,432,160
Average Credit Quality                                                        AA
Effective Maturity                                                    11.5 years
Average Duration                                                       6.0 years


--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE1
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 3/31/2000.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: 2000 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income distributions and capital gain distributions.

Historical performance shown for Classes B, C and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

Income may be subject to federal alternative minimum tax.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS2
--------------------------------------------------------------------------------

Portfolio Inception Date: 12/27/1990    Class A  Class B    Class C    Class Y
Class Inception Date                 12/27/1990  2/1/1993  2/1/1993  11/24/1997
Average Annual Returns*
1 year with sales charge                 -6.51%   -6.92%     -4.18%       n/a
1 year w/o sales charge                  -1.86%   -2.23%     -2.31%     -1.62%
5 years                                   4.21%    4.20%      4.53%      5.35%
Since Portfolio Inception                 6.24%    6.23%      6.22%      6.88%
Maximum Sales Charge                      4.75%    5.00%      2.00%       n/a
                                       Front End   CDSC       CDSC
30-day SEC Yield                          4.87%    4.36%      4.36%      5.36%
Taxable Equivalent Yield **               8.06%    7.22%      7.22%      8.87%
12-month income dividends
per share                             $   0.54 $   0.46 $     0.46   $   0.57
12-month capital gains
distributions per share               $   0.01 $   0.01 $     0.01   $   0.01

*    Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

The Fund's yield will fluctuate and there can be no guarantee the Fund will achieve its investment objectives or any particular tax-exempt yield.

All data is as of 3/31/2000 and subject to change.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]

                                     Pennsylvania
                                   Municipal Bond A    LBMBI          CPI

        12/7/90                           9,525        10,000        10,000
        3/31/91                           9,941        10,226        10,090
        3/31/92                          11,143        11,247        10,411
        3/31/93                          12,623        12,656        10,732
        3/31/94                          12,949        12,950        11,001
        3/31/95                          13,585        13,912        11,315
        3/31/96                          14,624        15,078        11,637
        3/31/97                          15,399        15,899        11,958
        3/31/98                          16,945        17,603        12,123
        3/31/99                          17,850        18,694        12,332
        3/31/00                          17,519        18,647        12,715



Comparison of a $10,000 investment in Evergreen Pennsylvania Municipal Bond Fund, Class A shares(2), versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                    EVERGREEN
                        Pennsylvania Municipal Bond Fund
                           Portfolio Manager Interview

                                  Portfolio
                                  Management
                              ------------------


                                    [PHOTO]

                              Charles Jeanne, CFA
                             Tenure: November 1999

For the one-year period ended March 31, 2000, the Pennsylvania Municipal Bond Fund Class A Shares returned -1.86% compared to the -0.08% return for the Lehman Brothers Municipal Bond Index for the same period. Performance is before deduction of any applicable sales charge.

The Fund's investment strategies are centered on maximizing income and yield, and enhancing price stability. In order to implement these strategies, we selected securities with both higher coupons and yields, such as housing and healthcare bonds, focusing on maturities in the 15-20 year range. Tax swaps also played a key role in bolstering the Fund's yield, as we sold lower yielding bonds and bought bonds with higher yields.

In anticipation of rising interest rates due to continued economic strength and tight labor markets, we shortened the duration of the fund in order to reduce its volatility to rising interest rates early in the period. This was accomplished by selling longer, higher duration bonds and replacing them with bonds having a more defensive structure.

During the latter part of the period, we reduced the cash position to around 1%. This decrease in our cash position was implemented in order take advantage of favorable interest rates thus maximizing income and yield.


--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 3/31/2000 portfolio assets)

                                  [PIE CHART]

                             Prerefunded/Escrowed -- 20.6%
                             Health Care -- 18.6%
                             Education -- 12.6%
                             General Obligation -- 11.6%
                             Water & Sewer -- 6.7%
                             Housing -- 4.4%
                             Industrial Development -- 4.1%
                             Transportation -- 2.4%
                             Residential Care -- 2.3%
                             Airport -- 1.6%
                             Other -- 15.1%


--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                (as a percentage of 3/31/2000 portfolio assets)


                                  [PIE CHART]


                                  AAA -- 59.8%
                                  AA -- 20.6%
                                  A -- 6.6%
                                  BBB -- 7.6%
                                  Not Rated -- 5.4%

                                   EVERGREEN
                        Connecticut Municipal Bond Fund
                             Financial Highlights
               (For a share outstanding throughout each period)

                                                  Year Ended March 31,
                                                 -------------------------
                                                  2000     1999   1998 (a)
 CLASS A SHARES
 Net asset value, beginning of period            $ 6.38   $ 6.38   $ 6.40
                                                 ------   ------   ------
 Income from investment operations
 Net investment income                             0.26     0.26     0.07
 Net realized and unrealized gains or losses on
  securities                                      (0.35)    0.06    (0.02)
                                                 ------   ------   ------
 Total from investment operations                 (0.09)    0.32     0.05
                                                 ------   ------   ------
 Less distributions to shareholders from
 Net investment income                            (0.26)   (0.26)   (0.07)
 Net realized gains                               (0.02)   (0.06)       0
                                                 ------   ------   ------
 Total distributions to shareholders              (0.28)   (0.32)   (0.07)
                                                 ------   ------   ------

 Net asset value, end of period                  $ 6.01   $ 6.38   $ 6.38
                                                 ------   ------   ------
 Total return*                                    (1.47%)   5.14%    0.77%
 Ratios and supplemental data
 Net assets, end of period (thousands)           $  744   $  570   $  146
 Ratios to average net assets
 Expenses++                                        0.86%    0.84%    0.86%+
 Net investment income                             4.25%    4.04%    4.38%+
 Portfolio turnover rate                             86%      42%      17%

                                                  Year Ended March 31,
                                                 -------------------------
                                                  2000     1999   1998 (b)
 CLASS B SHARES
 Net asset value, beginning of period            $ 6.38   $ 6.38   $ 6.44
                                                 ------   ------   ------
 Income from investment operations
 Net investment income                             0.22     0.21     0.05
 Net realized and unrealized gains or losses on
  securities                                      (0.35)    0.06    (0.06)
                                                 ------   ------   ------
 Total from investment operations                 (0.13)    0.27    (0.01)
                                                 ------   ------   ------
 Less distributions to shareholders from
 Net investment income                            (0.22)   (0.21)   (0.05)
 Net realized gains                               (0.02)   (0.06)       0
                                                 ------   ------   ------
 Total distributions to shareholders              (0.24)   (0.27)   (0.05)
                                                 ------   ------   ------

 Net asset value, end of period                  $ 6.01   $ 6.38   $ 6.38
                                                 ------   ------   ------
 Total return*                                    (2.21%)   4.35%   (0.21%)
 Ratios and supplemental data
 Net assets, end of period (thousands)           $1,375   $1,180   $  331
 Ratios to average net assets
 Expenses++                                        1.61%    1.58%    1.61%+
 Net investment income                             3.45%    3.25%    3.36%+
 Portfolio turnover rate                             86%      42%      17%

(a) For the period from December 30, 1997 (commencement of class operations) to March 31, 1998.
(b) For the period from January 9, 1998 (commencement of class operations) to March 31, 1998.
*   Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Connecticut Municipal Bond Fund
                             Financial Highlights
               (For a share outstanding throughout each period)

                                                    Year Ended March 31,
                                                 --------------------------
                                                  2000      1999    1998(a)
 CLASS Y SHARES
 Net asset value, beginning of period            $  6.38   $  6.37  $  6.32
                                                 -------   -------  -------
 Income from investment operations
 Net investment income                              0.27      0.28     0.10
 Net realized and unrealized gains or losses on
  securities                                       (0.35)     0.07     0.05
                                                 -------   -------  -------
 Total from investment operations                  (0.08)     0.35     0.15
                                                 -------   -------  -------
 Less distributions to shareholders from
 Net investment income                             (0.27)    (0.28)   (0.10)
 Net realized gains                                (0.02)    (0.06)       0
                                                 -------   -------  -------
 Total distributions to shareholders               (0.29)    (0.34)   (0.10)
                                                 -------   -------  -------

 Net asset value, end of period                  $  6.01   $  6.38  $  6.37
                                                 -------   -------  -------
 Total return                                      (1.22%)    5.56%    2.39%
 Ratios and supplemental data
 Net assets, end of period (thousands)           $70,390   $73,890  $67,675
 Ratios to average net assets
 Expenses++                                         0.61%     0.58%    0.61%+
  Net investment income                             4.47%     4.33%    4.50%+
  Portfolio turnover rate                             86%       42%      17%

(a) For the period from November 24, 1997 (commencement of class operations) to March 31, 1998.
++ The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        New Jersey Municipal Bond Fund
                             Financial Highlights
               (For a share outstanding throughout each period)

                                Year Ended March 31,
                          ------------------------------------      Period Ended           Year Ended
                           2000      1999     1998    1997 (a)   August 31, 1996 (b)   February 29, 1996
 CLASS A SHARES
 Net asset value,
  beginning of period     $ 11.16   $ 11.11  $ 10.74  $ 10.75          $ 11.01              $ 10.53
                          -------   -------  -------  -------          -------              -------
 Income from investment
  operations
 Net investment income       0.51      0.51     0.53     0.31             0.28                 0.56
 Net realized and
  unrealized gains or
  losses on securities      (0.66)     0.11     0.46    (0.01)           (0.26)                0.48
                          -------   -------  -------  -------          -------              -------
 Total from investment
  operations                (0.15)     0.62     0.99     0.30             0.02                 1.04
                          -------   -------  -------  -------          -------              -------
 Less distributions to
  shareholders from
 Net investment income      (0.51)    (0.51)   (0.53)   (0.31)           (0.28)               (0.56)
 Net realized gains         (0.02)    (0.06)   (0.09)       0                0                    0
                          -------   -------  -------  -------          -------              -------
 Total distributions to
  shareholders              (0.53)    (0.57)   (0.62)   (0.31)           (0.28)               (0.56)
                          -------   -------  -------  -------          -------              -------
 Net asset value, end of
  period                  $ 10.48   $ 11.16  $ 11.11  $ 10.74          $ 10.75              $ 11.01
                          -------   -------  -------  -------          -------              -------
 Total return*              (1.33%)    5.66%    9.34%    2.83%            0.19%               10.08%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $28,135   $33,657  $31,614  $31,434          $32,377              $41,762
 Ratios to average net
  assets
 Expenses++                  0.56%     0.50%    0.50%    0.44%+           0.34%+               0.36%
  Net investment income      4.72%     4.52%    4.77%    5.02%+           5.08%+               5.15%
  Portfolio turnover rate      55%       40%      37%      15%               0%                   4%

                                Year Ended March 31,
                          ------------------------------------      Period Ended         Period Ended
                           2000      1999     1998    1997 (a)   August 31, 1996 (b) February 29, 1996 (c)
 CLASS B SHARES
 Net asset value,
  beginning of period     $ 11.16   $ 11.11  $ 10.74  $ 10.75          $ 11.01              $ 11.08
                          -------   -------  -------  -------          -------              -------
 Income from investment
  operations
 Net investment income       0.41      0.40     0.43     0.25             0.24                 0.05
 Net realized and
  unrealized gains or
  losses on securities      (0.66)     0.11     0.46        0            (0.26)               (0.07)
                          -------   -------  -------  -------          -------              -------
 Total from investment
  operations                (0.25)     0.51     0.89     0.25            (0.02)               (0.02)
                          -------   -------  -------  -------          -------              -------
 Less distributions to
  shareholders from
 Net investment income      (0.41)    (0.40)   (0.43)   (0.26)           (0.24)               (0.05)
 Net realized gains         (0.02)    (0.06)   (0.09)       0                0                    0
                          -------   -------  -------  -------          -------              -------
 Total distributions to
  shareholders              (0.43)    (0.46)   (0.52)   (0.26)           (0.24)               (0.05)
                          -------   -------  -------  -------          -------              -------
 Net asset value, end of
  period                  $ 10.48   $ 11.16  $ 11.11  $ 10.74          $ 10.75              $ 11.01
                          -------   -------  -------  -------          -------              -------
 Total return*              (2.21%)    4.71%    8.35%    2.29%           (0.20%)              (0.22%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $19,582   $20,199  $13,645  $ 7,847          $ 2,709              $   186
 Ratios to average net
  assets
   Expenses++                1.47%     1.41%    1.41%    1.36%+           1.28%+               0.31%+
   Net investment income     3.81%     3.59%    3.85%    4.07%+           4.14%+               5.23%+
 Portfolio turnover rate       55%       40%      37%      15%               0%                   4%

(a) For the seven months ended March 31, 1997. The Fund changed its fiscal year end from August 31 to March 31, effective March 31, 1997.
(b) For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 1996.
(c) For the period from January 30, 1996 (commencement of class operations) to February 29, 1996.
 *  Excluding applicable sales charges.
 ++ The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
 +  Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        New Jersey Municipal Bond Fund
                             Financial Highlights
               (For a share outstanding throughout each period)

                                 Year Ended March 31,
                          ---------------------------------------     Period Ended         Period Ended
                            2000       1999      1998    1997 (a)  August 31, 1996 (b) February 29, 1996 (c)
 CLASS Y SHARES
 Net asset value,
  beginning of period     $  11.16   $  11.11  $  10.74   $10.75         $11.01               $11.14
                          --------   --------  --------   ------         ------               ------
 Income from investment
  operations
 Net investment income        0.52       0.52      0.54     0.32           0.28                 0.03
 Net realized and
  unrealized gains or
  losses on securities       (0.66)      0.11      0.46    (0.01)         (0.26)               (0.13)
                          --------   --------  --------   ------         ------               ------
 Total from investment
  operations                 (0.14)      0.63      1.00     0.31           0.02                (0.10)
                          --------   --------  --------   ------         ------               ------
 Less distributions to
  shareholders from
 Net investment income       (0.52)     (0.52)    (0.54)   (0.32)         (0.28)               (0.03)
 Net realized gains          (0.02)     (0.06)    (0.09)       0              0                    0
                          --------   --------  --------   ------         ------               ------
 Total distributions to
  shareholders               (0.54)     (0.58)    (0.63)   (0.32)         (0.28)               (0.03)
                          --------   --------  --------   ------         ------               ------
 Net asset value, end of
  period                  $  10.48   $  11.16  $  11.11   $10.74         $10.75               $11.01
                          --------   --------  --------   ------         ------               ------
 Total return                (1.23%)     5.76%     9.44%    2.88%          0.20%               (0.87%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)      $168,632   $123,419  $105,331   $9,436         $9,076               $   18
 Ratios to average net
  assets
 Expenses++                   0.47%      0.41%     0.41%    0.36%+         0.31%+               0.31%+
  Net investment income       4.83%      4.61%     4.79%    5.08%+         5.12%+               5.28%+
  Portfolio turnover rate       55%        40%       37%      15%             0%                   4%

(a) For the seven months ended March 31, 1997. The Fund changed its fiscal year end from August 31 to March 31, effective March 31, 1997.
(b) For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 1996.
(c) For the period from February 8, 1996 (commencement of class operations) to February 29, 1996.
++ The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Pennsylvania Municipal Bond Fund
                             Financial Highlights
               (For a share outstanding throughout each period)

                                          Year Ended March 31,
                                 --------------------------------------------
                                  2000      1999     1998     1997     1996
 CLASS A SHARES
 Net asset value, beginning of
  period                         $ 11.66   $ 11.70  $ 11.14  $ 11.15  $ 10.91
                                 -------   -------  -------  -------  -------
 Income from investment
  operations
 Net investment income              0.54      0.51     0.55     0.59     0.60
 Net realized and unrealized
  gains or losses on securities    (0.76)     0.10     0.55    (0.01)    0.23
                                 -------   -------  -------  -------  -------
 Total from investment
  operations                       (0.22)     0.61     1.10     0.58     0.83
                                 -------   -------  -------  -------  -------
 Less distributions to
  shareholders from
 Net investment income             (0.54)    (0.51)   (0.54)   (0.59)   (0.59)
 Net realized gains                (0.01)    (0.14)       0        0        0
                                 -------   -------  -------  -------  -------
 Total distributions to
  shareholders                     (0.55)    (0.65)   (0.54)   (0.59)   (0.59)
                                 -------   -------  -------  -------  -------

 Net asset value, end of period  $ 10.89   $ 11.66  $ 11.70  $ 11.14  $ 11.15
                                 -------   -------  -------  -------  -------
 Total return*                     (1.86%)    5.36%   10.02%    5.30%    7.66%
 Ratios and supplemental data
 Net assets, end of period
  (thousands)                    $32,796   $28,646  $24,119  $24,535  $28,710
 Ratios to average net assets
 Expenses++                         0.73%     0.82%    0.76%    0.76%    0.76%
 Net investment income              4.89%     4.36%    4.79%    5.26%    5.29%
 Portfolio turnover rate              28%       69%      54%      84%      55%

                                          Year Ended March 31,
                                 --------------------------------------------
                                  2000      1999     1998     1997     1996
 CLASS B SHARES
 Net asset value, beginning of
  period                         $ 11.52   $ 11.55  $ 10.99  $ 11.00  $ 10.81
                                 -------   -------  -------  -------  -------
 Income from investment
  operations
 Net investment income              0.45      0.42     0.46     0.49     0.51
 Net realized and unrealized
  gains or losses on securities    (0.70)     0.11     0.54    (0.01)    0.22
                                 -------   -------  -------  -------  -------
 Total from investment
  operations                       (0.25)     0.53     1.00     0.48     0.73
                                 -------   -------  -------  -------  -------
 Less distributions to
  shareholders from
 Net investment income             (0.46)    (0.42)   (0.44)   (0.49)   (0.54)
 Net realized gains                (0.01)    (0.14)       0        0        0
                                 -------   -------  -------  -------  -------
 Total distributions to
  shareholders                     (0.47)    (0.56)   (0.44)   (0.49)   (0.54)
                                 -------   -------  -------  -------  -------

 Net asset value, end of period  $ 10.80   $ 11.52  $ 11.55  $ 10.99  $ 11.00
                                 -------   -------  -------  -------  -------
 Total return*                     (2.23%)    4.68%    9.27%    4.50%    6.84%
 Ratios and supplemental data
 Net assets, end of period
  (thousands)                    $35,334   $37,823  $37,036  $37,215  $37,719
 Ratios to average net assets
 Expenses++                         1.48%     1.58%    1.52%    1.51%    1.48%
 Net investment income              4.11%     3.60%    4.04%    4.50%    4.55%
 Portfolio turnover rate              28%       69%      54%      84%      55%

*  Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Pennsylvania Municipal Bond Fund
                             Financial Highlights
               (For a share outstanding throughout each period)

                                              Year Ended March 31,
                                       ---------------------------------------
                                        2000     1999    1998    1997    1996
 CLASS C SHARES
 Net asset value, beginning of period  $11.55   $11.59  $11.02  $11.03  $10.83
                                       ------   ------  ------  ------  ------
 Income from investment operations
 Net investment income                   0.45     0.42    0.45    0.47    0.51
 Net realized and unrealized gains or
  losses on securities                  (0.71)    0.10    0.57    0.01    0.23
                                       ------   ------  ------  ------  ------
 Total from investment operations       (0.26)    0.52    1.02    0.48    0.74
                                       ------   ------  ------  ------  ------
 Less distributions to shareholders
  from
 Net investment income                  (0.46)   (0.42)  (0.45)  (0.49)  (0.54)
 Net realized gains                     (0.01)   (0.14)      0       0       0
                                       ------   ------  ------  ------  ------
 Total distributions to shareholders    (0.47)   (0.56)  (0.45)  (0.49)  (0.54)
                                       ------   ------  ------  ------  ------

 Net asset value, end of period        $10.82   $11.55  $11.59  $11.02  $11.03
                                       ------   ------  ------  ------  ------
 Total return*                          (2.31%)   4.59%   9.34%   4.49%   6.92%
 Ratios and supplemental data
 Net assets, end of period
  (thousands)                          $5,726   $6,945  $6,414  $6,830  $9,675
 Ratios to average net assets
 Expenses++                              1.48%    1.58%   1.52%   1.51%   1.48%
 Net investment income                   4.11%    3.60%   4.05%   4.52%   4.57%
 Portfolio turnover rate                   28%      69%     54%     84%     55%

                                                 Year Ended March 31,
                                              -----------------------------
                                                2000       1999    1998 (a)
 CLASS Y SHARES
 Net asset value, beginning of period         $  11.66   $  11.70  $  11.60
                                              --------   --------  --------
 Income from investment operations
 Net investment income                            0.57       0.54      0.19
 Net realized and unrealized gains or losses
  on securities                                  (0.76)      0.10      0.10
                                              --------   --------  --------
 Total from investment operations                (0.19)      0.64      0.29
                                              --------   --------  --------
 Less distributions to shareholders from
 Net investment income                           (0.57)     (0.54)    (0.19)
 Net realized gains                              (0.01)     (0.14)        0
                                              --------   --------  --------
 Total distributions to shareholders             (0.58)     (0.68)    (0.19)
                                              --------   --------  --------

 Net asset value, end of period               $  10.89   $  11.66  $  11.70
                                              --------   --------  --------
 Total return                                    (1.62%)     5.63%     2.54%
 Ratios and supplemental data
 Net assets, end of period (thousands)        $796,576   $181,919  $152,960
 Ratios to average net assets
 Expenses++                                       0.47%      0.57%     0.59%+
 Net investment income                            5.20%      4.61%     4.75%+
 Portfolio turnover rate                            28%        69%       54%

(a) For the period from November 24, 1997 (commencement of class operations) to March 31, 1998.
 *  Excluding applicable sales charges.
 ++ The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
 +  Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Connecticut Municipal Bond Fund
                            Schedule of Investments
                                March 31, 2000

 Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - 96.4%
            Connecticut - 83.2%
            Bristol, CT GO:
 $  130,000  5.00%, 6/15/2005......................................  $   131,235
    355,000  5.25%, 6/15/2008......................................      362,565
            Cheshire, CT GO:
    660,000  5.375%, 10/15/2013....................................      667,056
    275,000  5.75%, 8/15/2009......................................      285,359
  4,250,000 Connecticut Arpt. RB,
             7.65%, 10/1/2012......................................    4,706,067
  2,000,000 Connecticut Dev. Auth. PCRB, United Illuminating,
             4.35%, 6/1/2026.......................................    1,901,840
            Connecticut Dev. Auth. RB:
  2,000,000  Church Homes, Inc. Proj.,
             5.80%, 4/1/2021.......................................    1,683,040
             Mary Wade Home, Ser. A:
    200,000  5.60%, 12/1/2007......................................      192,368
    100,000  5.70%, 12/1/2008......................................       95,811
  1,000,000  6.375%, 12/1/2018.....................................      972,080
    890,000 Connecticut Dev. Auth. Spl. Obl. RB, State General
             Fund, Ser. A, (Insd. by FGIC),
             5.50%, 5/1/2008.......................................      919,851
  1,000,000 Connecticut Dev. Auth., Wtr. Facs. RB, Bridgeport
             Hydraulic Corp.,
             6.15%, 4/1/2035.......................................      987,820
            Connecticut GO
             Ser. A:
  2,000,000  5.60%, 11/15/2009.....................................    2,061,020
  1,000,000  6.00%, 3/1/2006.......................................    1,057,960
  3,000,000  6.25%, 5/15/2006......................................    3,218,340
    500,000  Ser. B,
             6.00%, 11/15/2002.....................................      517,200
    200,000  Ser. C,
             5.875%, 8/15/2009.....................................      209,840
            Connecticut HFA RB, Mtge. Fin. Program:
    275,000  Ser. A-2, 5.40%, 5/15/2002............................      276,832
    100,000  Ser. C-1, 5.75%, 5/15/2005............................      101,452
    550,000  Ser. D-1, 5.75%, 11/15/2017...........................      539,225
  1,300,000  Ser. E-1, 5.90%, 5/15/2019............................    1,309,217
  2,000,000  Ser. H-1, 5.10%, 5/15/2017............................    1,816,840
            Connecticut Higher Ed. Loan Auth. RB, Ser. A:
    295,000  7.00%, 11/15/2000.....................................      298,493
  1,205,000  Family Ed. Loan Program,
             5.375%, 11/15/2008....................................    1,192,251
            Connecticut Hlth. & Edl. Facs. RB:
    225,000  Choate Rosemary Hall, Ser. A, (Insd. by MBIA),
             6.50%, 7/1/2009.......................................      240,829
  2,000,000  Eastern CT Hlth. Network, Ser. A, 6.375%, 7/1/2016....    2,112,460
    500,000  Greenwich Hosp. Assn., Ser. A, 5.40%, 7/1/2009........      511,310
    500,000  Hebrew Home & Hosp., Ser. B, 5.15%, 8/1/2028..........      447,755
  2,000,000  Hosp. for Spl. Care, Ser. B,
             5.125%, 7/1/2007......................................    1,886,140

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Connecticut - continued
            Connecticut Hlth. & Edl. Facs.
             RB: - continued
 $1,000,000  Hosp. of St. Raphael, Ser. H, (Insd. by AMBAC),
             5.00%, 7/1/2006.....................................  $ 1,003,120
  1,000,000  Kent Sch. Corp., Ser. B,
             5.50%, 7/1/2015.....................................    1,004,060
    625,000  Lawrence & Mem. Hosp., Ser. D, 4.875%, 7/1/2007.....      612,075
    250,000  New Britain Gen. Hosp., Ser. B, (Insd. by AMBAC),
             5.875%, 7/1/2008....................................      259,422
             Newington Children's Hosp., Ser. B, (Insd. by MBIA):
  1,000,000  5.90%, 7/1/2008.....................................    1,039,010
    250,000  6.05%, 7/1/2010.....................................      260,785
  1,000,000  Stamford Hosp., Ser. F,
             5.25%, 7/1/2011.....................................    1,001,240
    100,000  Trinity College, Ser. F, (Insd. by MBIA), 5.00%,
             7/1/2015............................................       94,579
  1,000,000  Veterans Mem. Med. Ctr., Ser. A, 5.375%, 7/1/2014...      996,460
  1,500,000  Westminster Sch., Ser. A,
             5.50%, 7/1/2016.....................................    1,499,865
  1,000,000  Yale New Haven Hosp., Ser. H, 5.625%, 7/1/2016......    1,007,450
            Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
  1,000,000  Ser. A, (Insd. by FGIC),
             6.00%, 6/1/2006.....................................    1,056,770
  3,905,000  Ser. B,
             6.50%, 10/1/2010....................................    4,345,250
  3,800,000  Ser. C,
             6.00%, 10/1/2008....................................    4,057,830
    525,000 Guilford, CT GO,
             5.00%, 11/15/2007...................................      527,121
            Hamdem, CT GO, (Insd. by MBIA):
  1,000,000  5.375%, 8/15/2010...................................    1,024,650
  1,275,000  5.40%, 8/15/2011....................................    1,303,330
            Middletown, CT GO:
    445,000  5.60%, 4/15/2000....................................      445,262
  1,000,000  6.00%, 4/15/2007....................................    1,061,740
    500,000 Milford, CT GO,
             5.20%, 1/15/2013....................................      500,420
    300,000 Montville, CT GO,
             5.25%, 12/1/2008....................................      306,048
    250,000 Naugatuck, CT GO,
             5.40%, 3/15/2008....................................      256,655
            New Britain, CT GO, Ser. A:
    370,000  5.10%, 4/1/2011.....................................      370,000
    370,000  5.15%, 4/1/2012.....................................      369,083
    370,000  5.20%, 4/1/2013.....................................      368,135
    500,000 New Haven, CT GO, (Insd. by FSA),
             6.50%, 8/1/2000.....................................      503,850
    385,000 Putnam, CT GO, (Insd. by MBIA),
             5.60%, 11/15/2000...................................      388,723
  2,500,000 Stamford, CT Hsg. Auth. MHRB, Fairfield Apts Proj.,
             4.75%, 12/1/2028....................................    2,244,025

                                   EVERGREEN
                        Connecticut Municipal Bond Fund
                      Schedule of Investments(continued)
                                March 31, 2000

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Connecticut - continued
            Wallingford, CT GO:
 $  170,000  5.50%, 6/15/2008....................................   $   176,462
    170,000  5.60%, 6/15/2009....................................       177,478
            Waterbury, CT GO:
    645,000  6.00%, 2/1/2012.....................................       673,167
    680,000  6.00%, 2/1/2013.....................................       705,500
                                                                    -----------
                                                                     60,341,821
                                                                    -----------
            Guam - 0.4%
    250,000 Guam Pwr. Auth. RB, Ser. A,
             (Insd. by AMBAC),
             5.90%, 10/1/2008....................................       267,255
                                                                    -----------
            Puerto Rico - 12.8%
  1,000,000 Cmnwlth. of Puerto Rico Aqueduct & Swr. Auth. RB,
             (Insd. by MBIA),
             5.20%, 7/1/2008.....................................     1,021,440
            Cmnwlth. of Puerto Rico Hwy. & Trans. Auth. RB:
  2,100,000  Ser. A,
             5.50%, 7/1/2011.....................................     2,189,334
  1,425,000  Ser. Y,
             (Insd. by MBIA),
             6.25%, 7/1/2014.....................................     1,577,176
  1,000,000 Cmnwlth. of Puerto Rico Pub. Bldg. Auth. RB, Pub. Ed.
             & Hlth. Facs.,
             Ser. M, (Insd. by AMBAC),
             5.70%, 7/1/2009.....................................     1,057,320

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Puerto Rico - continued
            Cmnwlth. of Puerto Rico, GO:
 $  205,000  5.50%, 7/1/2008.....................................   $   213,530
  2,000,000  6.50%, 7/1/2014.....................................     2,265,700
  1,000,000  Pub. Impt.,
             5.375%, 7/1/2025....................................       942,660
                                                                    -----------
                                                                      9,267,160
                                                                    -----------
            Total Municipal Obligations
             (cost $70,189,014)..................................    69,876,236
                                                                    -----------

   Shares

 MUTUAL FUND SHARES - 3.7%
  2,728,000 Federated Municipal Obligations Fund (cost
             $2,728,000).........................................     2,728,000
                                                                    -----------

            Total Investments -
             (cost $72,917,014)...........................   100.1%  72,604,236
            Other Assets and Liabilities - net............    (0.1)     (94,908)
                                                             -----  -----------
            Net Assets ...................................   100.0% $72,509,328
                                                             =====  ===========

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                        New Jersey Municipal Bond Fund
                            Schedule of Investments
                                March 31, 2000

 Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - 92.1%
            Delaware - 0.4%
 $1,000,000 Delaware River & Bay Auth. RB, (Insd. by FGIC),
             5.40%, 1/1/2016......................................   $   990,500
                                                                     -----------
            New Jersey - 79.8%
    300,000 Atlantic Cnty., NJ GO, Spl. Svcs. Vocational Sch.,
             (Insd. by MBIA),
             5.70%, 8/1/2006......................................       312,081
    150,000 Bayonne, NJ GO, (Insd. by FGIC),
             5.90%, 5/1/2008......................................       157,469
            Bergen Cnty., NJ GO:
  1,000,000  5.25%, 10/1/2010.....................................     1,013,600
    200,000  6.25%, 11/15/2000....................................       202,720
            Bergen Cnty., NJ Util. Auth. & Wtr. PCRB, (Insd. by
             FGIC):
  1,000,000  Ser. A,
             5.50%, 12/15/2006....................................     1,031,560
    500,000  Ser. B,
             5.625%, 12/15/2004...................................       516,940
    160,000 Branchburg Township, NJ GO,
             6.45%, 8/1/2005......................................       170,499
    500,000 Brick Township, NJ Muni. Util. Auth. RB, (Insd. by
             FGIC),
             5.00%, 12/1/2016.....................................       469,790
    400,000 Bridgewater Township, NJ GO,
             6.40%, 7/15/2001.....................................       410,056
    500,000 Brigantine, NJ GO, (Insd. by MBIA),
             6.35%, 8/1/2004......................................       520,675
            Burlington Cnty., NJ Bridge Commission Sys. RB:
  1,000,000  5.20%, 10/1/2006.....................................     1,011,180
    500,000  5.30%, 10/1/2013.....................................       500,635
            Camden Cnty., NJ Impt. Auth. Lease RB:
    500,000  5.60%, 12/1/2004.....................................       514,675
    500,000  5.625%, 10/1/2015....................................       504,105
  1,705,000 Camden Cnty., NJ Muni. Util. Auth., Swr. RB, (Insd.
             by FGIC),
             5.20%, 7/15/2014.....................................     1,664,233
    500,000 Cape May Cnty., NJ GO, (Insd. by AMBAC),
             5.85%, 4/15/2002.....................................       511,905
    500,000 Cape May Cnty., NJ Muni. Util. Auth., Swr. RB, Ser.
             A, (Insd. by MBIA), 5.75%, 1/1/2016..................       505,740
            Cherry Hill Township, NJ GO:
     50,000  5.90%, 6/1/2005......................................        52,063
    500,000  6.00%, 6/1/2006......................................       521,508
    250,000 Eatontown, NJ GO,
             6.70%, 10/1/2004.....................................       267,353
    500,000 Essex Cnty., NJ Impt. Auth. GO, East Orange Sch.
             Dist., Ser. A,
             5.80%, 11/1/2007.....................................       521,760
  3,090,000 Essex Cnty., NJ Impt. Auth. Lease RB, Cnty.
             Correctional Facs. Proj., (Insd. by FGIC),
             5.75%, 10/1/2012.....................................     3,226,176
    325,000 Essex Cnty., NJ Impt. Auth. RB, (Insd. by AMBAC),
             6.65%, 12/1/2000.....................................       330,411

 Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
            New Jersey - continued
            Essex Cnty., NJ Util. Auth. Solid Wst. RB, Ser. A,
             (Insd. by FSA):
 $  250,000  5.50%, 4/1/2011......................................   $   261,190
    250,000  5.60%, 4/1/2016......................................       262,475
  1,000,000 Fair Lawn, NJ GO, (Insd. by FGIC),
             4.70%, 8/1/2010......................................       962,050
     50,000 Flemington Raritan, NJ Sch. Dist. GO,
             5.70%, 5/1/2006......................................        52,473
            Franklin Township, NJ GO:
  1,355,000  5.60%, 11/1/2005.....................................     1,394,580
    160,000  5.90%, 11/1/2008.....................................       166,822
    500,000 Franklin Township, Somerset Cnty., NJ Sch. Dist. GO,
             6.20%, 4/1/2005......................................       529,970
  1,455,000 Freehold Township, NJ Board of Ed. GO, (Insd. by FSA),
             5.40%, 7/15/2024.....................................     1,397,848
            Freehold, NJ Regl. High Sch. GO, (Insd. by FGIC):
  1,630,000  5.60%, 3/1/2012......................................     1,685,045
  1,065,000  5.60%, 3/1/2013......................................     1,094,969
            Gloucester Cnty., NJ GO, (Insd. by MBIA):
    300,000  6.25%, 2/1/2006......................................       313,725
    500,000  6.25%, 2/1/2008......................................       522,875
    500,000 Gloucester Cnty., NJ Util. Auth. RB,
             6.50%, 1/1/2021......................................       513,285
            Gloucester Township, NJ GO, (Insd. by AMBAC):
    500,000  5.45%, 7/15/2007.....................................       515,720
    500,000  6.375%, 9/15/2004....................................       517,320
  1,000,000 Gloucester Township, NJ Muni. Util. Auth. RB, (Insd.
             by AMBAC),
             5.55%, 3/1/2009......................................     1,033,320
  1,000,000 Hamilton Township, Atlantic Cnty., NJ Sch. Dist. GO,
             (Insd. by FGIC),
             5.875%, 12/15/2006...................................     1,040,870
    500,000 Hunterdon Cnty., NJ GO,
             5.50%, 12/1/2002.....................................       512,275
  1,000,000 Hunterdon, NJ Central Regl. High Sch. Dist. GO, (Insd.
             by FSA),
             5.65%, 5/1/2014......................................     1,021,220
    250,000 Jersey City, NJ GO, Ser. A, (Insd. by AMBAC),
             5.30%, 10/1/2009.....................................       253,655
    225,000 Kearny, NJ GO, (Insd. by FSA),
             6.30%, 2/1/2002......................................       231,777
    400,000 Lakewood Township, NJ Sch. Dist. GO, (Insd. by AMBAC),
             6.25%, 2/15/2012.....................................       437,944
            Mercer Cnty., NJ Impt. Auth. RB:
    900,000  Governmental Leasing,
             5.40%, 12/1/2005.....................................       918,504
             Spl. Svcs. Sch. Dist., Ser. A:
    500,000  5.40%, 12/15/2003....................................       511,225
    500,000  5.95%, 12/15/2012....................................       536,335
  1,150,000 Middlesex Cnty., NJ Util. Auth., Swr. RB, Ser. A,
             (Insd. by FGIC),
             5.375%, 9/15/2015....................................     1,143,411

                                   EVERGREEN
                        New Jersey Municipal Bond Fund
                      Schedule of Investments(continued)
                                March 31, 2000

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            New Jersey - continued
 $  335,000 Middletown Township, NJ GO,
             5.20%, 8/1/2007.....................................  $   339,251
    960,000 Millburn Township, NJ Sch. Dist. GO,
             5.35%, 7/15/2011....................................      984,307
            Monmouth Cnty., NJ Impt. Auth., RB:
    800,000  6.40%, 8/1/2008.....................................      834,944
    200,000  6.40%, 8/1/2009.....................................      208,736
    200,000 Montgomery Township, NJ GO,
             6.75%, 6/1/2002.....................................      208,628
  1,000,000 Morris Cnty., NJ GO,
             6.00%, 7/15/2004....................................    1,048,700
            New Jersey Bldg. Auth. RB:
  1,000,000  5.00%, 6/15/2013....................................      966,160
    100,000  6.75%, 6/15/2002....................................      104,306
            New Jersey EDA RB:
             1st Mtge., Fellowship Village, Ser. A:
    530,000  5.20%, 1/1/2009.....................................      476,189
    585,000  5.30%, 1/1/2010.....................................      520,328
  4,500,000  1st Mtge., Franciscan Oaks Proj.,
             5.75%, 10/1/2023....................................    3,640,320
             1st Mtge., Keswick Pines:
    805,000  5.00%, 1/1/2002.....................................      789,874
    845,000  5.10%, 1/1/2003.....................................      820,064
  3,550,000  5.70%, 1/1/2018.....................................    2,917,603
  1,400,000  1st Mtge., Reformed Church,
             5.375%, 12/1/2018...................................    1,135,442
             1st Mtge., The Evergreens:
    680,000  6.00%, 10/1/2017....................................      590,118
  4,110,000  6.00%, 10/1/2022....................................    3,462,387
  3,000,000  Continental Airlines Inc. Proj.,
             6.625%, 9/15/2012...................................    3,040,770
  2,430,000  Dept. of Human Svcs., Ser. A,
             5.70%, 7/1/2012.....................................    2,446,816
    500,000  Performing Arts Ctr. Proj., (Insd. by AMBAC),
             5.50%, 6/15/2013....................................      506,875
  1,000,000  Pub. Sch. Small Proj. Loan Prog.,
             5.40%, 8/15/2013....................................    1,005,020
     55,000  Rutgers State Univ. Civic Square, (Insd. by AMBAC),
             6.125%, 7/1/2024....................................       56,354
  1,000,000  Trans. Proj., Ser. A, (Insd. by FSA),
             5.75%, 5/1/2011.....................................    1,052,730
    200,000  Trenton Office Complex,
             6.625%, 6/15/2001...................................      204,976
    300,000 New Jersey EDA Wtr. Facs. RB, Ser. A,
             6.60%, 8/1/2021.....................................      309,438
            New Jersey Edl. Facs. Auth. RB:
  2,000,000  Higher Ed. Facs., Ser. A, (Insd. by AMBAC),
             5.125%, 9/1/2010....................................    1,995,920
  1,000,000  Montclair Univ., Ser. C, (Insd. by AMBAC),
             5.25%, 7/1/2007.....................................    1,014,970
    250,000  Princeton Univ., Ser. A,
             5.75%, 7/1/2009.....................................      256,692
  1,500,000  Princeton Univ., Ser. C,
             6.375%, 7/1/2022....................................    1,580,100

 Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
            New Jersey - continued
            New Jersey Edl. Facs. Auth.
             RB: - continued
 $  500,000  Rider College, Ser. D, (Insd. by AMBAC),
             6.20%, 7/1/2017.......................................  $   513,585
             Stevens Institute of Technology, Ser. I:
    150,000  4.60%, 7/1/2008.......................................      142,181
    200,000  5.00%, 7/1/2009.......................................      194,928
    500,000  Trenton State College, Ser. B, (Insd. by AMBAC),
             5.80%, 7/1/2009.......................................      522,475
  1,000,000 New Jersey Environmental Infrastructure RB,
             4.50%, 9/1/2015.......................................      886,410
            New Jersey GO:
    890,000  4.75%, 3/1/2015.......................................      817,518
    500,000  6.25%, 8/1/2006.......................................      521,475
    500,000  Ser. D,
             5.80%, 2/15/2007......................................      524,175
  6,500,000  Ser. E,
             6.00%, 7/15/2009......................................    6,957,730
  3,000,000  Ser. F,
             5.50%, 8/1/2011.......................................    3,096,870
            New Jersey Healthcare Facs. Fin. Auth. RB:
  1,525,000  5.875%, 7/1/2024......................................    1,580,114
  3,365,000  Atlantic City Med. Ctr.,
             6.30%, 7/1/2001.......................................    3,415,811
  1,345,000  Atlantic Health Sys. Hosp. Corp., Ser. A, (Insd. by
             AMBAC),
             6.00%, 7/1/2011.......................................    1,429,748
     50,000  Bridgeton Hosp. Assn., Ser. B,
             6.00%, 7/1/2013.......................................       52,988
  3,825,000  Burdette Tomlin Mem. Hosp.,
             5.60%, 7/1/2019.......................................    3,500,487
     50,000  Burlington Cnty. Mem. Hosp. Proj.,
              6.00%, 7/1/2012......................................       53,124
    750,000  Hackensack Med. Ctr., (Insd. by FGIC),
              6.625%, 7/1/2017.....................................      783,660
    500,000  Kimball Community Ctr.,
             4.75%, 7/1/2019.......................................      439,025
             Meridian Health Sys.,
             (Insd. by FSA):
  3,750,000  5.50%, 7/1/2010.......................................    3,844,162
  6,235,000  5.625%, 7/1/2011......................................    6,432,961
    500,000  Shore Mem. Healthcare Sys., (Insd. by MBIA),
             5.00%, 7/1/2012.......................................      483,945
  1,000,000  St. Joseph's Hosp. & Med. Ctr., Ser. D,
             5.70%, 7/1/2011.......................................    1,031,750
    905,000 New Jersey Higher Ed. Assistance Auth. RB, Ser. A,
             (Insd. by MBIA),
             5.80%, 6/1/2016.......................................      918,403
            New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
  3,140,000  5.30%, 10/1/2008......................................    3,144,270
  4,385,000  5.40%, 10/1/2009......................................    4,412,319
  1,000,000  Ser. A, (Insd. by FSA),
             5.05%, 11/1/2018......................................      911,720
    750,000  Ser. B, (Insd. by FSA),
             6.05%, 11/1/2017......................................      764,512

                                   EVERGREEN
                        New Jersey Municipal Bond Fund
                      Schedule of Investments (continued)
                                March 31, 2000

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            New Jersey - continued
 $  400,000 New Jersey Hsg. Fin. Agcy. GO, Ser. A,
             6.70%, 11/1/2004....................................   $   414,316
            New Jersey Hwy. Auth. RB, Garden State Parkway:
  1,000,000  5.15%, 1/1/2007.....................................     1,009,000
  1,500,000  6.25%, 1/1/2014.....................................     1,557,800
            New Jersey Sports & Exposition Auth. RB, Ser. A:
  1,000,000  5.375%, 9/1/2015....................................       996,320
  4,085,000  5.75%, 3/1/2010.....................................     4,295,949
    200,000  6.00%, 3/1/2002.....................................       205,072
  1,000,000  6.00%, 3/1/2015.....................................     1,048,680
  1,000,000  6.00%, 3/1/2021.....................................     1,009,466
            New Jersey Trans. Auth. RB:
             Ser. A:
  1,200,000  5.625%, 6/15/2013...................................     1,245,852
  1,500,000  5.625%, 6/15/2014...................................     1,548,855
  1,300,000  5.75%, 6/15/2015....................................     1,354,899
  1,000,000  6.00%, 6/15/2002....................................     1,026,520
  3,000,000  (Insd. by MBIA),
             6.00%, 12/15/2006...................................     3,177,630
             Ser. B:
  2,750,000  5.25%, 6/15/2015....................................     2,690,627
  1,000,000  (Insd. by MBIA),
             6.50%, 6/15/2010....................................     1,106,860
    300,000 New Jersey Transit Corp., COP,
             (Insd. by FSA),
             6.50%, 10/1/2016....................................       322,362
            New Jersey Univ. of Medicine & Dentistry RB, Ser. E:
    400,000  5.75%, 12/1/2021....................................       407,308
    500,000  6.50%, 12/1/2018....................................       524,270
            New Jersey Wst. & Wtr. Treatment RB:
  2,670,000  7.00%, 5/15/2007....................................     2,988,184
             Ser. A:
  1,000,000  5.25%, 9/1/2012.....................................     1,002,650
  2,000,000  6.00%, 7/1/2011.....................................     2,074,715
  2,000,000  Ser. C, (Insd. by MBIA),
             6.625%, 5/15/2007...................................     2,189,460
  2,000,000 New Jersey Wtr. Supply Auth. RB, Raritan Sys., (Insd.
             by MBIA),
             5.25%, 11/1/2008....................................     2,015,020
  1,000,000 North Bergen Township, NJ Muni. Util. Auth. Swr. RB,
             (Insd. by FGIC),
             5.375%, 12/15/2012..................................     1,006,990
            North Brunswick Township, NJ Board of Ed. GO:
    700,000  5.00%, 2/1/2012.....................................       682,262
    150,000  6.30%, 2/1/2012.....................................       158,862
    250,000  7.15%, 12/15/2004...................................       273,688
            North Brunswick Township, NJ GO:
  1,000,000  6.00%, 12/1/2008....................................     1,046,520
    350,000  6.125%, 5/15/2004...................................       365,162
  1,000,000 North Hudson, NJ Swr. Auth. RB,
             (Insd. by FGIC),
             5.50%, 8/1/2006.....................................     1,028,970

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            New Jersey - continued
 $  350,000 North Jersey Dist. Wtr. Supply RB, Wanaque North
             Proj., Ser. B,
             (Insd. by MBIA),
             6.25%, 11/15/2017...................................  $   364,455
  1,000,000 Northwest Bergen Cnty., NJ Util. Auth. Sys. RB,
             (Insd. by MBIA),
             6.00%, 7/15/2009....................................    1,043,520
    500,000 Ocean City., NJ GO, (Insd. by MBIA),
             5.90%, 3/15/2003....................................      516,085
            Ocean Cnty., NJ GO:
    250,000  6.375%, 4/15/2003...................................      261,710
  1,000,000  Ser. A,
             6.25%, 10/1/2010....................................    1,043,520
            Ocean Cnty., NJ Util. Auth. Wst. & Wtr. RB, Ser. A:
    500,000  5.75%, 1/1/2018.....................................      502,790
    200,000  6.60%, 1/1/2011.....................................      205,234
    300,000 Ocean Township, NJ Muni. Util. Auth. RB, (Insd. by
             MBIA),
             5.20%, 8/1/2005.....................................      304,038
            Old Bridge Township, NJ Muni. Util. Auth. RB, (Insd.
             by FGIC):
    285,000  5.75%, 11/1/2000....................................      287,722
    500,000  6.25%, 11/1/2016....................................      524,120
    500,000 Orange Township, NJ GO,
             (Insd. by FSA),
             6.60%, 2/1/2007.....................................      525,825
  1,000,000 Parsippany Troy Hills Township, NJ GO, (Insd. by
             MBIA),
             4.75%, 12/1/2011....................................      960,940
    500,000 Passaic Cnty., NJ GO, (Insd. by MBIA),
             5.40%, 12/1/2002....................................      510,400
    500,000 Passaic Valley, NJ Swr. Comm. RB,
             Ser. D, (Insd. by AMBAC),
             5.75%, 12/1/2013....................................      510,600
    500,000 Patterson, NJ GO, (Insd. by FSA),
             6.20%, 2/15/2002....................................      513,910
    500,000 Randolph Township, NJ Sch. Dist. GO, (Insd. by FSA),
             6.30%, 3/15/2006....................................      535,445
    500,000 Rutgers State Univ. RB, Ser. 1,
             5.25%, 5/1/2012.....................................      499,535
    500,000 Secaucus, NJ Muni. Util. Auth. Swr. RB, Ser. A,
             6.10%, 12/1/2010....................................      522,745
    100,000 Somerset Raritan Valley, NJ RB, Ser. E,
             6.95%, 7/1/2003.....................................      106,339
  1,000,000 South Brunswick Township, NJ Board of Ed. GO, (Insd.
             by FGIC),
             6.40%, 8/1/2011.....................................    1,070,540
  1,100,000 Sparta Township, NJ GO,
             (Insd. by MBIA),
             5.80%, 9/1/2023.....................................    1,152,657
            Stafford, NJ Muni. Util. Auth. RB:
    500,000  6.20%, 6/1/2007.....................................      523,509
    400,000  6.30%, 6/1/2006.....................................      408,708
    460,000  Ser. A, (Insd. by FGIC),
             5.80%, 12/1/2008....................................      472,535

                                   EVERGREEN
                        New Jersey Municipal Bond Fund
                      Schedule of Investments (continued)
                                March 31, 2000

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            New Jersey - continued
            Stony Brook, NJ Regl. Sewage Auth. RB:
 $  400,000  Ser. A,
             5.40%, 12/1/2004...................................   $    409,396
    500,000  Ser. B,
             5.45%, 12/1/2012...................................        512,200
    500,000 Sussex Cnty., NJ GO, (Insd. by AMBAC),
             6.00%, 4/1/2002....................................        512,560
  1,000,000 Sussex Cnty., NJ Muni. Util. Auth. Solid Wst. RB,
             Ser. B, (Insd. by MBIA),
             5.50%, 12/1/2013...................................      1,005,080
            Tinton Falls, NJ Sch. GO:
             (Insd. by MBIA)
    490,000  5.85%, 10/15/2002..................................        504,984
    745,000  5.85%, 10/15/2004..................................        777,780
  1,095,000 Toms River, NJ Board of Ed., Sch. Bond Reserve Act
             GO, (Insd. by FGIC),
             5.75%, 7/15/2019...................................      1,147,286
    200,000 Totowa, NJ GO,
             7.20%, 1/15/2001...................................        204,298
    500,000 Trenton, NJ GO, (Insd. by MBIA),
             6.55%, 8/15/2009...................................        529,435
            Voorhees Township, NJ GO:
    370,000  5.95%, 7/15/2007...................................        390,894
    200,000  6.875%, 9/1/2004...................................        215,836
    200,000 Warren Township, NJ Swr. Auth. GO,
             6.65%, 12/1/2012...................................        213,300
    130,000 Washington Township, NJ Board of Ed. GO, Warren
             Cnty.,
             7.50%, 4/15/2009...................................        150,427
    200,000 West Morris, NJ Regl. High Sch.
             Dist. GO,
             5.875%, 1/15/2001..................................        202,710
     50,000 West Windsor Township, NJ Pkg.
             Auth. RB,
             6.10%, 12/1/2012...................................         52,104
            Winslow Township, NJ GO,
             (Insd. by FGIC):
    400,000  6.10%, 10/1/2002...................................        414,360
    500,000  6.50%, 10/1/2018...................................        529,840
                                                                   ------------
                                                                    172,576,022
                                                                   ------------
            New York - 3.2%
            Port Auth. NY & NJ RB:
    300,000  Ser. 78,
             6.20%, 10/15/2003..................................        310,734
     50,000  Ser. 81,
             5.70%, 8/1/2007....................................         51,137
    650,000  Ser. 94,
             5.60%, 12/1/2009...................................        666,647
  1,000,000  Ser. 104, (Insd. by AMBAC),
             5.20%, 7/15/2015...................................        972,390
  5,000,000  Spl. Obl., JFK Intl. Arpt. Terminal, 5.75%,
             12/1/2025..........................................      4,913,950
                                                                   ------------
                                                                      6,914,858
                                                                   ------------
            Pennsylvania - 2.0%
            Delaware River Joint Toll Brdg. Commission RB,
             (Insd. by FGIC):
    300,000  6.00%, 7/1/2002....................................        308,337
    475,000  6.25%, 7/1/2012....................................        487,953

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Pennsylvania - continued
            Delaware River Port Auth. PA & NJ RB: (Insd. by
             FGIC),
 $2,500,000  5.40%, 1/1/2015....................................   $  2,492,225
  1,000,000  5.40%, 1/1/2016....................................        990,500
                                                                   ------------
                                                                      4,279,015
                                                                   ------------
            Puerto Rico - 4.7%
  1,000,000 Cmnwlth. of Puerto Rico Aqueduct & Swr. Auth. RB,
             (Gtd. by IBC & Insd. by MBIA),
             6.25%, 7/1/2012....................................      1,110,470
    500,000 Cmnwlth. of Puerto Rico Elec. Pwr. Auth. RB, Ser. P,
             7.00%, 7/1/2021....................................        526,450
            Cmnwlth. of Puerto Rico GO:
  1,000,000  5.375%, 7/1/2021...................................        973,360
    500,000  5.50%, 7/1/2013....................................        503,575
  1,115,000  6.50%, 7/1/2008....................................      1,234,773
  1,000,000  6.50%, 7/1/2023....................................      1,084,060
            Cmnwlth. of Puerto Rico Hwy. & Trans. Auth. RB:
  2,300,000  Ser. W,
             (Gtd. by IBC & Insd. by MBIA),
             5.50%, 7/1/2015....................................      2,357,201
  2,000,000  Ser. Z, (Insd. by FSA),
             6.00%, 7/1/2018....................................      2,140,400
    250,000 Cmnwlth. of Puerto Rico Pub. Bldg. Auth. RB, Govt.
             Facs., Ser. A,
             (Insd. by AMBAC),
             6.25%, 7/1/2009....................................        274,060
                                                                   ------------
                                                                     10,204,349
                                                                   ------------
            U. S. Virgin Islands - 2.0%
  1,500,000 Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB,
             5.125%, 7/1/2003...................................      1,491,690
  3,000,000 Virgin Islands, Pub. Fin. Auth. RB, Sr. Lien, Ser.
             A,
             5.50%, 10/1/2013...................................      2,846,610
                                                                   ------------
                                                                      4,338,300
                                                                   ------------
            Total Municipal Obligations (cost $199,112,139).....    199,303,044
                                                                   ------------

   Shares

 MUTUAL FUND SHARES - 6.4%
  9,943,000 Federated Municipal Obligations Fund................      9,943,000
  3,928,000 Federated Tax Free Obligations Fund.................      3,928,000
                                                                   ------------
            Total Mutual Fund Shares
             (cost $13,871,000).................................     13,871,000
                                                                   ------------

            Total Investments -
             (cost $212,983,139)..........................    98.5%  213,174,044
            Other Assets and Liabilities - net............     1.5     3,174,877
                                                             -----  ------------
            Net Assets ...................................   100.0% $216,348,921
                                                             =====  ============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                       Pennsylvania Municipal Bond Fund
                            Schedule of Investments
                                March 31, 2000

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - 98.3%
             Delaware - 0.1%
 $ 1,000,000 Delaware River & Bay Auth. RB,
              (Ins. by FGIC),
              5.40%, 1/1/2016....................................   $   990,500
                                                                    -----------
             Pennsylvania - 95.6%
             Abington, PA Sch. Dist., GO, Ser. A:
   2,000,000  5.625%, 5/15/2020..................................     2,070,380
   2,000,000  5.75%, 5/15/2025...................................     2,082,540
   2,090,000  Ser. AA,
              5.625%, 5/15/2020..................................     2,058,922
   2,000,000 Albert Gallatin, PA Area Sch. Dist., GO, (Insd. by
              MBIA),
              5.30%, 9/1/2017....................................     1,939,320
   5,500,000 Allegheny Cnty., PA Arpt. RB, Pittsburgh Intl.
              Arpt.,
              5.75%, 1/1/2012....................................     5,660,545
             Allegheny Cnty., PA GO, Ser. C-43:
   1,500,000  5.70%, 9/15/2008...................................     1,550,505
      60,000  5.875%, 9/15/2010..................................        62,436
             Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB,
              Chatham College:
   1,000,000  Community College, (Ins. by MBIA),
              5.80%, 6/1/2013....................................     1,020,720
   6,075,000  Ser. A,
              5.375%, 9/1/2028...................................     5,046,563
             Allegheny Cnty., PA Hosp. Dev. Auth. RB:
     825,000  Allegheny General Hosp. Proj.,
              7.25%, 7/1/2003....................................       854,510
   1,000,000  Children's Hosp. of Pittsburgh,
              (Insd. by MBIA),
              5.375%, 7/1/2017...................................       959,220
      75,000  Montefiore Hosp. Assn. of
              Western PA,
              5.80%, 10/1/2003...................................        76,332
              Pittsburgh Mercy Hlth. Sys.:
   1,865,000  5.40%, 8/15/2009...................................     1,897,806
   1,510,000  5.50%, 8/15/2010...................................     1,531,125
   2,445,000  5.50%, 8/15/2011...................................     2,507,225
   2,000,000  5.625%, 8/15/2018..................................     1,995,320
   3,870,000  5.625%, 8/15/2026..................................     3,807,035
     200,000  6.45%, 4/1/2001....................................       204,288
   1,000,000  South Hills Hlth. Sys., Ser. A,
              5.125%, 5/1/2023...................................       813,200
              Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B:
   2,755,000  5.50%, 12/15/2013..................................     2,759,022
              (Insd. by AMBAC),
   8,295,000  5.50%, 12/15/2014..................................     8,261,157
              Univ. of Pittsburgh Med. Ctr. Hlth. Sys.,
              Presbyterian Univ. Hosp.:
     360,000  6.25%, 11/1/2023...................................       373,079
   1,000,000  Ser. A, (Ins. by MBIA),
              6.00%, 4/1/2005....................................     1,040,180
              Ser. B:
   1,000,000  6.00%, 11/1/2006...................................     1,037,150
              (Insd. by MBIA),
      25,000  6.00%, 11/1/2012...................................        25,733
             Allegheny Cnty., PA IDA RB
              Env. Impt., USX Corp.:
  10,675,000  5.60%, 9/1/2030....................................     9,133,423
   2,000,000  Ser. A,
              6.70%, 12/1/2019...................................     2,003,740

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Allegheny Cnty., PA Port Auth. RB:
 $ 5,000,000  6.25%, 3/1/2017....................................   $ 5,279,500
   5,500,000  6.375%, 3/1/2014...................................     5,929,165
   4,500,000  6.375%, 3/1/2015...................................     4,829,670
       5,000 Allegheny Cnty., PA Redev. Auth. RB, Home Impt.
              Loan, Ser. A,
              (Insd. by FHA),
              5.70%, 2/1/2007....................................         4,994
             Allegheny Cnty., PA Residential Fin. Auth. SFHRB,
              (Coll. by GNMA):
   1,285,000  Ser. P,
              7.15%, 6/1/2017....................................     1,304,737
     955,000  Ser. Y,
              6.60%, 11/1/2014...................................       966,594
             Allegheny Cnty., PA Sanitation Auth. Swr. RB:
     460,000  6.80%, 7/1/2003....................................       477,871
   2,000,000  Ser. B,
              6.50%, 12/1/2011...................................     2,051,340
             Allentown, PA Area Hosp. Auth. RB, Sacred Heart
              Healthcare Sys., Ser. A:
   2,550,000  4.75%, 7/1/2008....................................     2,292,093
   2,350,000  5.00%, 7/1/2010....................................     2,159,955
             Allentown, PA GO:
     170,000  5.65%, 7/15/2010...................................       177,261
   1,500,000  6.90%, 7/15/2011...................................     1,543,335
   1,000,000 Allentown, PA Wtr. RB,
              6.85%, 7/15/2008...................................     1,025,950
     390,000 Armstrong, PA Sch. Dist. GO,
              7.75%, 12/1/2004...................................       415,592
             Berks Cnty., PA GO:
   1,000,000  6.05%, 11/15/2003..................................     1,040,710
   2,000,000  6.10%, 11/15/2004..................................     2,093,640
             Berks Cnty., PA Muni. Auth. Hosp. RB:
   6,255,000  Healthcare Pooled Financing Proj.,
              5.00%, 3/1/2028....................................     5,166,943
              Reading Hosp. & Med. Ctr. Proj.:
   2,110,000  5.70%, 10/1/2014...................................     2,155,597
      65,000  Ser. B,
              5.60%, 10/1/2006...................................        66,670
     250,000 Bethlehem, PA Ctr. Sch. Dist. GO,
              6.95%, 6/1/2011....................................       257,363
   1,000,000 Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj.,
              Ser. A,
              5.50%, 7/1/2010....................................     1,013,200
             Bradford, PA Area Sch. Dist. GO:
   1,000,000  5.35%, 10/1/2008...................................     1,021,470
   1,000,000  5.40%, 10/1/2009...................................     1,023,850
   1,105,000  5.50%, 10/1/2010...................................     1,136,625
   2,000,000  5.75%, 10/1/2015...................................     2,081,100
             Bucks Cnty., PA GO, Ser. A:
   2,000,000  6.10%, 3/1/2003....................................     2,072,080
   5,500,000  6.20%, 3/1/2004....................................     5,763,725
   9,825,000 Bucks Cnty., PA IDA RB, USX Corp. Proj.,
              5.60%, 3/1/2033....................................     8,384,164
   5,000,000 Bucks Cnty., PA St. Mary's Hosp. Auth. RB, Catholic
              Hlth. Initiatives, Ser. A,
              5.00%, 12/1/2018...................................     4,346,400

                                   EVERGREEN
                       Pennsylvania Municipal Bond Fund
                      Schedule of Investments (continued)
                                March 31, 2000

  Principal
   Amount                                                                Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Bucks Cnty., PA Wtr. & Swr. Auth. RB:
 $ 2,000,000  Collection Sewer Sys.,
              6.50%, 12/1/2012.....................................   $ 2,088,160
   1,000,000 Neshaminy Interceptor, (Insd. by FGIC),
              6.20%, 12/1/2003.....................................     1,022,540
   4,485,000 Cambria Cnty., PA GO, Ser. A,
              (Insd. by FGIC),
              6.625%, 8/15/2012....................................     4,799,757
             Center City Dist., PA Bus. Impt. Spl. Assmt. RB:
   1,085,000  5.45%, 12/1/2006.....................................     1,112,928
   1,145,000  5.55%, 12/1/2007.....................................     1,182,407
   1,210,000  5.60%, 12/1/2008.....................................     1,251,007
             Central Bucks, PA Sch. Dist. GO:
     175,000  6.60%, 2/1/2003......................................       178,131
   3,000,000  6.90%, 2/1/2008......................................     3,057,240
              Ser. A:
   1,000,000  6.90%, 11/15/2013....................................     1,082,190
   1,405,000  6.90%, 11/15/2014....................................     1,520,477
   1,000,000 Central Dauphin, PA Sch. Dist. GO,
              5.90%, 6/1/2000......................................     1,002,840
             Chester Cnty., PA GO:
   3,000,000  7.00%, 12/15/2011....................................     3,096,390
   4,290,000  Ser. B,
              5.625%, 11/15/2016...................................     4,434,573
   3,275,000 Cocalico, PA Lancaster Cnty. Sch. Dist. GO, (Insd. by
              MBIA),
              6.85%, 3/1/2011......................................     3,352,126
   4,755,000 Columbia Cnty., PA Hosp. Auth. RB, Bloomburg Hosp.
              Proj.,
              5.80%, 6/1/2019......................................     3,988,114
   2,500,000 Conestoga Valley, PA Sch. Dist. GO,
              7.10%, 5/1/2011......................................     2,573,375
   1,500,000 Conrad Weiser, PA Area Sch. Dist. GO, (Insd. by MBIA),
              6.85%, 12/15/2014....................................     1,624,065
   1,405,000 Cornwall & Lebanon, PA Suburban Joint Sch. Auth. RB,
              (Insd. by FGIC),
              5.60%, 3/1/2007......................................     1,442,120
   2,000,000 Council Rock, PA Sch. Dist. GO,
              6.60%, 3/1/2003......................................     2,038,840
             Crawford Cnty., PA Central Sch. Dist. GO, (Insd. by
              FGIC):
   1,500,000  5.55%, 2/15/2008.....................................     1,541,715
   2,085,000  5.65%, 2/15/2009.....................................     2,151,908
   1,000,000 Crawford Cnty., PA Hosp. Auth. RB, Wesbury United
              Methodist Community Hosp.,
              6.125%, 8/15/2019....................................       889,950
   1,000,000 Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle
              Hlth. Sys. Proj.,
              (Insd. by MBIA),
              5.50%, 5/15/2017.....................................       976,110
             Dauphin Cnty., PA Gen. Auth. RB, Forum Place Office &
              Pkg.:
  15,000,000  Ser. A,
              6.00%, 1/15/2025.....................................    13,438,200
   6,300,000  Hyatt Regency Hotel & Conf. Ctr.,
              6.00%, 1/1/2010......................................     5,901,588
   3,000,000 Dauphin Cnty., PA GO,
              5.45%, 8/1/2007......................................     3,061,230

  Principal
   Amount                                                                Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Delaware Cnty., PA College Auth. RB, Haverford
              College:
 $ 1,000,000  5.75%, 11/15/2025....................................   $   991,980
              (Insd. by MBIA):
   1,000,000  7.00%, 11/15/2005....................................     1,036,850
   1,250,000  7.25%, 11/15/2010....................................     1,297,962
             Delaware Cnty., PA GO:
     310,000  5.50%, 10/1/2015.....................................       310,146
   1,750,000  5.55%, 10/1/2010.....................................     1,804,810
   2,385,000  Prerefunded,
              5.50%, 10/1/2015.....................................     2,449,800
             Delaware Cnty., PA Hosp. Auth. RB, Riddle Mem. Hosp.:
   5,345,000  5.25%, 1/1/2016......................................     5,070,053
   9,450,000  5.50%, 1/1/2022......................................     8,967,105
   1,350,000 Delaware Cnty., PA IDA PCRB, Philadelphia Elec. Co.,
              Ser. A,
              7.375%, 4/1/2021.....................................     1,400,287
   1,300,000 Delaware Cnty., PA Regl. Wtr. RB,
              Ser. A,
              7.20%, 5/1/2004......................................     1,303,081
             Delaware Cnty., PA Univ. Auth. RB, Villanova Univ.:
   5,000,000  5.80%, 8/1/2025......................................     4,974,550
   3,000,000  6.85%, 8/1/2011......................................     3,091,560
   1,400,000 Delaware River Port Auth., PA & NJ RB, (Insd. by
              FGIC),
              5.45%, 1/1/2012......................................     1,420,188
   5,250,000 Delaware Valley, PA Regl. Fin. RB,
              Ser. A,
              5.50%, 8/1/2028......................................     5,069,925
             Delaware Valley, PA Sch. Dist. GO,
              Ser. A:
   1,000,000  6.40%, 4/1/2000......................................     1,000,000
     200,000  6.50%, 10/1/2001.....................................       205,476
      15,000 Dover Township, PA Swr. Auth. RB,
              6.25%, 5/1/2012......................................        15,664
   1,700,000 Downingtown, PA Area Sch. Dist. GO,
              7.25%, 4/1/2007......................................     1,726,146
   3,600,000 Elizabethtown, PA Area Sch. Dist. GO,
              5.125%, 9/1/2009.....................................     3,602,952
   5,000,000 Erie Cnty., PA GO, Ser. B,
              6.75%, 9/1/2016......................................     5,153,850
     500,000 Erie Cnty., PA IDA Env. Impt. RB, Intl. Paper Co.
              Proj., Ser. A,
              7.625%, 11/1/2018....................................       536,335
   1,000,000 Fox Chapel, PA Area Sch. Dist., GO,
              5.50%, 8/15/2009.....................................     1,011,880
   1,000,000 Gateway, PA Allegheny Cnty. Sch. Dist. GO, (Insd. by
              FGIC),
              5.25%, 7/15/2017.....................................       958,260
             Geisinger, PA Hlth. Sys. Auth. RB,
              Ser. A:
   1,640,000  5.00%, 8/15/2028.....................................     1,363,824
   1,685,000  5.50%, 8/15/2010.....................................     1,691,487
   1,385,000  6.00%, 7/1/2006......................................     1,446,857
   1,500,000 Greene Cnty., PA IDA RB, Monongahela Pwr. Co., Ser. B,
              5.10%, 2/1/2012......................................     1,400,160

                                   EVERGREEN
                       Pennsylvania Municipal Bond Fund
                      Schedule of Investments(continued)
                                March 31, 2000

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
 $ 1,000,000 Harrisburg, PA Lease Auth. RB,
              (Insd. by FSA),
              6.25%, 6/1/2001....................................  $ 1,021,230
   2,985,000 Hatboro-Horsham, PA Sch. Dist. GO, Ser. A,
              6.75%, 4/1/2010....................................    3,050,252
     750,000 Haverford Township, PA GO,
              6.70%, 12/1/2011...................................      775,493
             Hempfield, PA Lancaster Cnty. Sch. Dist. GO:
   2,405,000  6.10%, 8/15/2002...................................    2,479,483
     300,000  7.10%, 10/15/2005..................................      301,476
   3,650,000 Horizon Hosp. Sys. Auth. PA Hosp. RB,
              6.35%, 5/15/2026...................................    3,214,993
   9,600,000 Indiana Cnty., PA IDA PCRB, PA Elec. Co. Proj.,
              (Insd. by MBIA),
              5.35%, 11/1/2010...................................    9,767,232
             Lancaster Cnty., PA Hosp. Auth. RB, Lancaster
              General Hosp. Proj.,
              (Insd. by AMBAC):
   1,220,000  4.70%, 7/1/2009....................................    1,146,507
   3,000,000  4.75%, 7/1/2011....................................    2,774,850
             Lancaster, PA Sch. Dist. GO,
              (Insd. by FGIC):
   1,000,000  5.60%, 5/15/2007...................................    1,027,660
   1,585,000  5.80%, 5/15/2009...................................    1,640,554
   1,000,000 Lancaster, PA Solid Wst. Mgmt. Auth. RB, Resource
              Recovery Sys., Ser. A, 6.30%, 12/15/2000...........    1,005,890
             Latrobe, PA IDA College RB,
              St. Vincent College Proj.:
   2,635,000  5.375%, 5/1/2018...................................    2,314,584
   5,600,000  5.375%, 5/1/2024...................................    4,748,128
             Lehigh Cnty., PA Gen. Purpose Auth. RB,
              Good Shepherd Rehab. Hosp.:
   1,700,000  7.30%, 11/15/2004..................................    1,801,762
   1,000,000  7.50%, 11/15/2021..................................    1,062,950
   1,600,000  Healtheast Inc., Ser. A, (Insd. by MBIA),
              7.00%, 7/1/2015....................................    1,640,608
              Lehigh Valley Hosp. Inc. Ser. A:
   2,245,000  5.875%, 7/1/2015...................................    2,281,144
   1,250,000  (Insd. by MBIA),
              7.00%, 7/1/2016....................................    1,446,650
             Lower Merion Township, PA GO:
     100,000  5.625%, 8/1/2005...................................      101,485
   1,000,000  5.75%, 8/1/2009....................................    1,018,890
             Manheim, PA Central Sch. Dist., GO:
   1,085,000  5.60%, 5/15/2006...................................    1,115,011
     100,000  6.10%, 5/15/2014...................................      104,613
   1,370,000 McKeesport, PA Area Sch. Dist. GO, Ser. A,
              6.80%, 4/1/2000....................................    1,370,000
   1,305,000 Mon Valley, PA Swr. Auth. RB,
              (Insd. by MBIA),
              6.55%, 11/1/2019...................................    1,394,575
             Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB:
   1,000,000 Abington Mem. Hosp., Ser. A,
             (Insd. by AMBAC),
             6.40%, 6/1/2002.....................................    1,022,850

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB -
               continued
 $ 1,560,000  Beaver College,
              5.70%, 4/1/2027....................................   $ 1,493,591
   1,025,000  Cnty. Cmnty. College Proj.,
              6.75%, 11/1/2002...................................     1,040,170
   6,000,000  Philadelphia Geriatric Ctr., Ser. A,
              7.25%, 12/1/2024...................................     5,668,200
   1,665,000  St. Joseph's Univ.,
              6.40%, 12/15/2006..................................     1,751,164
     950,000 Montgomery Cnty., PA IDA PCRB, Philadelphia Elec.
              Co., Ser. A,
              7.60%, 4/1/2021....................................       988,599
  22,000,000 Montgomery Cnty., PA IDA RB, Retirement-Life
              Communities,
              5.25%, 11/15/2028..................................    17,090,040
   1,000,000 Neshaminy, PA Sch. Dist. GO,
              6.10%, 2/15/2007...................................     1,030,970
   1,815,000 Neshaminy, PA Wtr. Resources Auth. RB,
              5.40%, 3/1/2013....................................     1,814,891
   2,560,000 New Morgan, PA Muni. Auth. RB, Cmnwlth. Office
              Proj., Ser. A,
              6.50%, 6/1/2025....................................     2,347,776
   1,000,000 Norristown, PA Area Sch. Dist. GO,
              6.90%, 9/1/2011....................................     1,033,090
   3,550,000 North Penn, PA Sch. Dist. GO, Ser. AAA,
              6.15%, 9/15/2009...................................     3,665,162
             North Penn, PA Wtr. Auth. RB,
              (Insd. by FGIC):
   3,705,000  5.75%, 11/1/2018...................................     3,722,339
   1,000,000  6.00%, 11/1/2007...................................     1,035,410
             North Wales, PA Wtr. Auth. RB,
              (Insd. by FGIC):
   4,530,000  5.60%, 11/1/2020...................................     4,448,369
     100,000  6.75%, 11/1/2010...................................       107,677
             Northampton Cnty., PA Higher Ed. Auth. RB, Lehigh
              Univ. (Insd. by MBIA):
   1,000,000  6.90%, 10/15/2006..................................     1,053,690
   3,000,000  7.00%, 10/15/2011..................................     3,165,480
     500,000  Moravian College
              5.125%, 7/1/2019...................................       447,255
     830,000 Northampton Cnty., PA Hosp. Auth. RB, Easton Hosp.,
              7.70%, 1/1/2004....................................       840,583
     735,000 Northampton Cnty., PA IDA RB, Strawbridge Proj.,
              7.20%, 12/15/2001..................................       757,947
             Northeastern PA Hosp. Auth. RB, Nesbitt Mem. Hosp.:
     745,000  Ser. A,
              7.50%, 7/1/2007....................................       765,644
   1,000,000  Ser. B,
              7.50%, 7/1/2007....................................     1,027,710
     600,000  Ser. C,
              7.50%, 7/1/2007....................................       616,626
             Norwin, PA Sch. Dist. GO,
              (Insd. by FGIC):
   1,030,000  6.00%, 4/1/2011....................................     1,096,930
   1,090,000  6.00%, 4/1/2012....................................     1,155,585

                                   EVERGREEN
                       Pennsylvania Municipal Bond Fund
                      Schedule of Investments (continued)
                                March 31, 2000

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Norwin, PA Sch. Dist. GO, (Insd. by FGIC) -
               continued
 $ 1,155,000  6.25%, 4/1/2013....................................   $ 1,241,186
   2,000,000 Owen J. Roberts Sch. Dist., PA
              GO, Ser. A, (Insd. by MBIA),
              5.375%, 5/15/2018..................................     1,942,400
             Parkland, PA Sch. Dist. GO:
   1,535,000  5.60%, 9/1/2010....................................     1,571,349
   2,125,000  5.65%, 9/1/2011....................................     2,175,235
   2,250,000  5.70%, 9/1/2012....................................     2,299,657
   1,000,000 Penn Hills, PA GO, (Insd. by AMBAC),
              5.60%, 12/1/2005...................................     1,022,040
             Pennridge, PA Sch. Dist. GO, Ser. A:
   1,000,000  6.05%, 2/15/2002...................................     1,023,950
   1,000,000  (Insd. by AMBAC),
              6.15%, 2/15/2003...................................     1,023,470
             Pennsylvania Convention Ctr. Auth. RB: Ser. A,
              (Insd. by FGIC):
   1,000,000  6.60%, 9/1/2000....................................     1,010,170
   8,500,000  6.70%, 9/1/2016....................................     9,595,990
  12,295,000  Ser. A., (Insd. by MBIA),
              6.75%, 9/1/2019....................................    13,163,273
   2,000,000  Ser. A, (Eff. Yield 6.95%),
              (Insd. by FGIC),
              0.00%, 9/1/2008 (a)................................     1,285,600
             Pennsylvania Econ. Dev. Financing Auth. Resource
              Recovery RB, Colver Proj., Ser. D:
   1,000,000  7.05%, 12/1/2010...................................     1,031,270
   1,000,000  7.125%, 12/1/2015..................................     1,039,270
   5,000,000  7.15%, 12/1/2018...................................     5,122,800
   1,500,000 Pennsylvania Fin. Auth. Community College RB, Beaver
              Cnty. Proj., Ser. A,
              6.00%, 12/1/2014...................................     1,571,160
   5,000,000 Pennsylvania Fin. Auth. RB, Muni. Capital Impts.
              Program,
              6.60%, 11/1/2009...................................     5,300,650
             Pennsylvania GO:
   2,500,000  6.50%, 11/15/2010..................................     2,609,950
              1st Ser:
   2,705,000  6.00%, 1/15/2012...................................     2,883,341
   1,000,000  6.00%, 1/15/2014...................................     1,054,120
              2nd Ser:
   3,000,000  5.50%, 6/15/2010...................................     3,065,910
  10,000,000  5.75%, 10/1/2014...................................    10,322,900
      25,000  6.00%, 7/1/2005....................................        26,234
   5,000,000  6.25%, 7/1/2010....................................     5,441,600
   5,060,000  6.25%, 7/1/2011....................................     5,534,830
             Pennsylvania HFA SFHRB:
     290,000  7.30%, 10/1/2017...................................       295,829
   1,300,000  Rental Hsg., (Coll. by FNMA),
              6.40%, 7/1/2012....................................     1,342,172
   1,140,000  Ser. 33,
              6.90%, 4/1/2017....................................     1,168,295
   2,000,000  Ser. 34A, (Insd. by FHA),
              6.85%, 4/1/2016....................................     2,028,520
   3,000,000  Ser. 36,
              5.45%, 10/1/2014...................................     2,880,960

  Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Pennsylvania HFA SFHRB: - continued
 $   750,000  Ser. 40,
              6.80%, 10/1/2015.....................................  $   774,532
   1,840,000  Ser. 50A,
              6.00%, 10/1/2013.....................................    1,910,950
   1,500,000  Ser. 57B, (Insd. by FHA),
              5.625%, 10/1/2011....................................    1,517,940
   5,000,000  Ser. 65A,
              5.20%, 10/1/2018.....................................    4,659,150
              Ser. 68A:
   2,465,000  5.875%, 4/1/2017.....................................    2,494,506
   3,450,000  6.05%, 10/1/2028.....................................    3,477,255
   2,000,000  6.10%, 4/1/2021......................................    2,018,640
              Ser. 69A, (Insd. by FHA):
   5,900,000  6.15%, 10/1/2020.....................................    5,972,039
   1,000,000  6.25%, 4/1/2031......................................    1,013,720
   3,465,000  Ser. 1991-32,
              7.15%, 4/1/2015......................................    3,557,308
             Pennsylvania Higher Edl. Facs. Auth. RB:
   1,720,000  6.80%, 12/1/2000.....................................    1,747,675
   1,500,000  7.25%, 5/1/2010......................................    1,503,870
              Allegheny Delaware Valley Obl.:
   3,550,000  5.175%, 11/15/2021...................................    3,535,090
   3,000,000  Hlth. Svcs., Ser. A,
              5.10%, 11/15/2008....................................    3,010,020
              Bryn Mawr College:
   2,450,000  5.40%, 12/1/2009.....................................    2,504,905
   2,000,000  5.625%, 12/1/2027....................................    1,945,180
              Drexel Univ.:
   1,855,000  5.20%, 5/1/2008......................................    1,873,940
   2,065,000  5.20%, 5/1/2009......................................    2,078,567
   2,200,000  2nd Ser., (Insd. by MBIA),
              5.375%, 5/1/2016.....................................    2,159,278
   1,000,000  Lasalle Univ.,
              5.625%, 5/1/2017.....................................    1,001,550
     485,000  Ser. A, (Insd. by MBIA),
              6.625%, 8/15/2009....................................      511,796
   5,260,000  Ser. M, (Insd. by AMBAC),
              5.625%, 6/15/2019....................................    5,213,817
              State Sys.:
              Ser. D:
     200,000  7.00%, 6/15/2005.....................................      201,168
   1,000,000  7.10%, 6/15/2007.....................................    1,006,040
   2,000,000  Ser. E,
              7.00%, 6/15/2011.....................................    2,060,200
   2,800,000  Ser. K, (Insd. by AMBAC),
              5.50%, 6/15/2010.....................................    2,836,400
              Ser. N, (Insd. by MBIA):
   3,500,000  5.80%, 6/15/2024.....................................    3,482,535
   4,000,000  5.875%, 6/15/2021....................................    4,017,120
              Thomas Jefferson Univ.:
   3,000,000  (Insd. by AMBAC),
              5.375%, 7/1/2013.....................................    3,007,320
              Ser. A:
     285,000  (Insd. by MBIA),
              5.15%, 11/1/2010.....................................      284,341
   1,115,000  Prerefunded,
              6.625%, 8/15/2009....................................    1,179,135

                                   EVERGREEN
                       Pennsylvania Municipal Bond Fund
                      Schedule of Investments (continued)
                                March 31, 2000

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Pennsylvania Higher Edl. Facs. Auth.
              RB - continued
              Univ. of PA:
              Ser. A:
 $ 1,100,000  5.70%, 1/1/2011....................................  $ 1,021,471
   2,715,000  6.00%, 1/1/2003....................................    2,719,452
   3,440,000  6.00%, 1/1/2004....................................    3,436,216
              Ser. B:
   1,000,000  5.30%, 9/1/2006....................................    1,014,510
   1,520,000  5.50%, 1/1/2009....................................    1,421,519
   2,725,000  5.55%, 9/1/2009....................................    2,780,972
   2,145,000  5.60%, 9/1/2010....................................    2,190,024
   4,000,000  5.75%, 1/1/2017....................................    3,471,800
   3,740,000  5.85%, 9/1/2013....................................    3,828,862
              Univ. of PA Hlth. Svcs.:
              Ser. A:
   2,525,000  5.60%, 1/1/2010....................................    2,353,855
   1,000,000  6.00%, 1/1/2007....................................      980,910
     100,000  6.00%, 1/1/2010....................................       96,839
   4,460,000  Ser. B,
              5.70%, 1/1/2011....................................    4,141,601
             Pennsylvania IDA RB,
              Econ. Dev.:
   2,215,000  (Insd. by AMBAC),
              5.80%, 1/1/2008....................................    2,317,377
     250,000  5.80%, 7/1/2009....................................      262,380
   7,595,000  (Insd. by AMBAC)
              6.00%, 1/1/2005....................................    7,928,193
   2,000,000  6.00%, 7/1/2006....................................    2,106,040
     305,000  6.00%, 7/1/2009....................................      324,782
   2,000,000  7.00%, 1/1/2006....................................    2,189,200
   7,215,000  Ser. 1994,
              6.00%, 1/1/2012....................................    7,447,395
             Pennsylvania Infrastructure Investment Auth. RB:
              Pennvest Loan Pool Program,
              (Insd. by MBIA),
   3,845,000  5.30%, 9/1/2008....................................    3,907,443
   4,365,000  5.40%, 9/1/2009....................................    4,450,510
   2,140,000  5.50%, 9/1/2010....................................    2,190,526
             Pennsylvania Intergovernmental Cooperative Auth.
              Spl. Tax RB:
              Philadelphia Funding Program,
              (Insd. by FGIC):
   3,665,000  5.60%, 6/15/2012...................................    3,729,944
   3,000,000  5.625%, 6/15/2013..................................    3,045,960
   1,650,000  6.75%, 6/15/2021...................................    1,788,600
             Pennsylvania Pub. Sch. Bldg. Auth. RB:
   2,400,000  Harrisburg Area Community College,
              Ser. D, (Insd. by MBIA),
              6.75%, 4/1/2011....................................    2,493,336
   1,260,000  Montgomery Cnty. Community College, Ser. B:
              5.60%, 11/1/2005...................................    1,300,093
   1,500,000  Tuscarora Sch. Dist. Refunding Proj., Ser. B,
              5.70%, 10/15/2003..................................    1,535,580

  Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Pennsylvania Turnpike Commission:
              Oil Franchise Tax RB,
              Ser. A, (Insd. by AMBAC):
 $ 2,360,000  5.45%, 12/1/2003.....................................  $ 2,412,605
   2,000,000  5.50%, 12/1/2004.....................................    2,053,560
              Turnpike RB:
              Ser. L, (Insd. by AMBAC):
   1,000,000  6.45%, 6/1/2003......................................    1,040,050
   1,000,000  6.60%, 6/1/2005......................................    1,041,740
              Ser. O, (Insd. by FGIC):
   3,000,000  5.45%, 12/1/2003.....................................    3,064,650
   1,000,000  5.60%, 12/1/2005.....................................    1,025,040
   1,500,000  5.70%, 12/1/2006.....................................    1,540,590
   2,075,000  Ser. P,
              5.80%, 12/1/2006.....................................    2,132,747
   5,000,000  Ser. U, (Insd. by FGIC),
              5.80%, 12/1/2007.....................................    5,130,800
             Pennsylvania Univ. RB:
   1,000,000  5.30%, 8/15/2003.....................................    1,015,340
   2,535,000  5.50%, 8/15/2016.....................................    2,521,311
   3,035,000  6.15%, 3/1/2005......................................    3,160,801
   1,000,000  6.25%, 3/1/2011......................................    1,035,650
   1,000,000  6.60%, 7/1/2002......................................    1,043,450
   4,000,000  7.00%, 7/1/2016......................................    4,193,000
   5,000,000  Ser. A,
              5.00%, 8/15/2022.....................................    4,438,950
             Philadelphia, PA Arpt. Pkg. Auth. RB:
   3,695,000  5.625%, 9/1/2016.....................................    3,718,020
   1,000,000  5.75%, 9/1/2008......................................    1,044,680
   4,215,000 Philadelphia, PA Arpt. RB, Philadelphia Arpt. Sys.,
              Ser. A,
              5.125%, 6/15/2013....................................    4,095,378
             Philadelphia, PA GO:
   1,530,000  5.00%, 5/15/2015.....................................    1,437,083
   2,315,000  Ser. B,
              5.80%, 11/15/2007....................................    2,431,521
             Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB:
   6,000,000  5.125%, 5/15/2018....................................    5,505,000
   1,015,000  Ser. A,
              7.00%, 8/15/2017.....................................    1,062,258
     240,000  Agnes Med. Ctr. Proj., (Insd. by FHA),
              6.75%, 8/15/2001.....................................      240,216
              Chestnut Hill College:
   1,565,000  5.35%, 10/1/2007.....................................    1,466,374
   1,000,000  6.00%, 10/1/2029.....................................      898,720
              Children's Hosp. Proj, Ser. A:
   1,470,000  5.20%, 2/15/2005.....................................    1,459,930
   3,035,000  6.00%, 2/15/2002.....................................    3,090,025
   1,500,000  6.25%, 2/15/2005.....................................    1,568,325
              Children's Seashore House:
     500,000  7.40%, 8/15/2000.....................................      505,960
     500,000  7.40%, 8/15/2001.....................................      505,960
             Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB:
     150,000  7.50%, 8/15/2002.....................................      151,841

                                   EVERGREEN
                       Pennsylvania Municipal Bond Fund
                      Schedule of Investments(continued)
                                March 31, 2000

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB -
               continued
 $ 4,000,000  Ser. A,
              7.00%, 8/15/2022...................................   $ 4,175,600
              Community College, Ser. B,
              (Insd. by MBIA):
   1,135,000  6.25%, 5/1/2005....................................     1,198,458
   1,205,000  6.25%, 5/1/2006....................................     1,280,517
              Jefferson Hlth. Sys., Ser. A:
   3,395,000  5.125%, 5/15/2011..................................     3,125,098
   3,555,000  5.125%, 5/15/2012..................................     3,226,731
   5,895,000  5.25%, 5/15/2013...................................     5,725,990
   1,250,000  Presbyterian Med. Ctr.,
              5.80%, 12/1/2001...................................     1,270,825
             Philadelphia, PA IDA RB:
     500,000  Girard Estate Coal Mining Proj.,
              5.25%, 11/15/2009..................................       505,240
              Natl. Board of Med. Examiners Proj.:
     830,000  6.15%, 5/1/2001....................................       844,608
     580,000  6.25%, 5/1/2002....................................       595,683
              Simpson House Proj.:
   1,000,000  5.25%, 8/15/2015...................................       821,590
   2,200,000  5.375%, 8/15/2020..................................     1,757,250
   2,000,000 Philadelphia, PA Muni. Auth. RB, Justice Lease,
              Ser. B,
              7.10%, 11/15/2011..................................     2,115,800
   1,900,000 Philadelphia, PA Regl. Port Auth. RB,
              6.00%, 9/1/2007....................................     1,952,307
   4,000,000 Philadelphia, PA Sch. Dist. GO, Ser. B,
              5.50%, 9/1/2025....................................     3,800,520
             Philadelphia, PA Wtr. & Wst. Wtr. RB:
   4,000,000  (Insd. by MBIA),
              6.25%, 8/1/2012....................................     4,374,680
  10,355,000  Ser. A,
              5.00%, 8/1/2022....................................     9,205,699
   4,500,000 Pittsburgh & Allegheny Cnty., PA Regl. Asset Dist.
              Sales Tax RB,
              5.25%, 2/1/2031....................................     4,110,120
      25,000 Pittsburgh, PA GO, Ser. D,
              (Insd. by AMBAC),
              6.125%, 9/1/2017...................................        26,249
   1,090,000 Pittsburgh, PA Urban Redev. Auth. RB, Ctr. Triangle
              Tax Increment, Ser. A,
              6.10%, 5/1/2019....................................     1,094,905
             Pittsburgh, PA Wtr. & Swr. Sys. RB
              (Insd. by FGIC):
   1,000,000  7.25%, 9/1/2014....................................     1,141,500
              1st Lien, Ser. A:
   2,845,000  5.40%, 9/1/2012....................................     2,911,829
   2,715,000  5.50%, 9/1/2013....................................     2,791,563
   1,000,000 Pleasant Valley, PA Sch. Dist. GO,
              (Insd. by FGIC),
              5.60%, 11/15/2014..................................     1,005,190
   2,000,000 Pocono Mtn., PA Sch. Dist. GO, Ser. AA, (Insd. by
              AMBAC),
              6.10%, 10/1/2003...................................     2,048,380
   8,245,000 Pottsville, PA Hosp. Auth. RB, Ascension Hlth.
              Credit, Ser. A,
              6.375%, 11/15/2019.................................     8,649,747

  Principal
   Amount                                                                Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
 $   195,000 Radnor Township, PA Sch. Auth. RB, Ser. C,
              9.875%, 9/15/2000....................................   $   199,284
   3,800,000 Schuylkill Cnty., PA IDA RB, Variable Pine Grove
              Landfill, Inc.,
              5.10%, 10/1/2019.....................................     3,263,326
             Schuylkill Valley, PA Sch. Dist. GO (Insd. by MBIA):
   1,110,000  5.55%, 4/15/2007.....................................     1,134,131
   1,185,000  5.65%, 4/15/2008.....................................     1,214,080
             Scranton-Lackwanna, PA Hlth. & Welfare Auth. RB:
     250,000  Mercy Hlth. Sys. Proj., Ser. B,
              (Insd. by MBIA),
              5.00%, 1/1/2006......................................       248,380
              Univ. of Scranton Proj.:
   1,000,000  5.10%, 11/1/2010.....................................       993,100
     150,000  Ser. A,
              6.15%, 3/1/2003......................................       153,315
     103,000 Seneca Valley, PA Sch. Dist. GO,
              (Insd. by FGIC),
              5.85%, 2/15/2015.....................................       109,655
   2,000,000 Sharon, PA Regl. Hlth. Sys. Auth. RB,
              5.00%, 12/1/2018.....................................     1,795,720
   3,450,000 Solanco, PA Sch. Dist. GO,
              5.90%, 2/15/2009.....................................     3,576,270
  12,220,000 South Fork, PA Muni. Hosp. Auth. RB, Conemaugh Valley
              Mem. Hosp.,
              Ser. B, (Insd. by MBIA),
              5.375%, 7/1/2022.....................................    11,372,421
             Southeastern, PA Trans. Auth. Spl. RB, Ser. A:
   3,090,000  5.625%, 3/1/2007.....................................     3,211,036
   1,290,000  5.75%, 3/1/2008......................................     1,347,508
     185,000  Prerefunded, (Insd. by FGIC),
              5.625%, 3/1/2007.....................................       192,246
   2,405,000 Stroudsburg, PA Area Sch. Dist. GO,
              5.65%, 10/1/2009.....................................     2,491,051
     500,000 Swarthmore Borough, PA College Auth. RB,
              6.85%, 9/15/2001.....................................       511,025
   2,805,000 Union Cnty., PA Higher Edl. Facs. RB, Bucknell Univ.,
              (Insd. by MBIA),
              4.50%, 4/1/2018......................................     2,406,550
             Unionville-Chadds Ford, PA Sch. Dist. GO:
   1,000,000  5.80%, 6/1/2013......................................     1,028,770
   1,000,000  6.65%, 6/1/2004......................................     1,022,750
   1,000,000  6.70%, 6/1/2005......................................     1,023,310
             Univ. of Pittsburgh, PA RB:
      40,000  Ser. A, (Insd. by MBIA),
              6.125%, 6/1/2021.....................................        40,545
              Ser. B, (Insd. by MBIA):
   4,010,000  5.50%, 6/1/2009......................................     4,128,937
       5,000  5.90%, 6/1/2003......................................         5,159
   3,265,000  6.10%, 6/1/2005......................................     3,411,553
   2,000,000  6.25%, 6/1/2008......................................     2,095,981
   4,255,000  Area Joint Swr. Auth., (Insd. by MBIA),
              5.25%, 11/1/2014.....................................     4,216,322

                                   EVERGREEN
                       Pennsylvania Municipal Bond Fund
                      Schedule of Investments(continued)
                                March 31, 2000

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Univ. of Pittsburgh, PA RB - continued
 $ 4,895,000  University Capital Projs.,
              5.125%, 6/1/2022..................................   $  4,446,765
             Upper Merion, PA GO:
   2,595,000  5.55%, 8/15/2007..................................      2,636,209
   2,910,000  6.90%, 9/1/2016...................................      3,004,371
             Upper Merion, PA Muni. Util. Auth.,
              Swr. RB:
   1,000,000  6.00%, 8/15/2012..................................      1,029,050
   2,325,000  6.00%, 8/15/2016..................................      2,358,015
             Upper Moreland-Hatboro, PA Joint Swr. Auth. RB,
              (Insd. by MBIA):
   1,025,000  6.25%, 10/15/2002.................................      1,063,079
   1,000,000  6.35%, 10/15/2003.................................      1,050,870
   2,065,000 Valley View, PA Sch. Dist. GO, Ser. A, (Insd. by
              FGIC),
              5.375%, 11/15/2010................................      2,092,981
   1,000,000 Wallenpaupack, PA Area Sch. Dist. GO, Ser. B,
              (Insd. by FGIC),
              6.00%, 9/1/2003...................................      1,007,010
   1,300,000 Washington Cnty., PA Hosp. Auth. RB, Shadyside
              Hosp. Proj.,
              5.875%, 12/15/2004................................      1,359,891
             West Chester, PA Area Sch. Dist. GO:
   2,195,000  6.20%, 9/1/2012...................................      2,254,155
   1,000,000  Ser. A:
              6.70%, 1/15/2011..................................      1,019,200
             West Mifflin, PA Muni. Sanitation Swr. Auth. RB:
   1,000,000  (Insd. by FGIC):,
              5.70%, 8/1/2015...................................      1,040,830
   2,500,000  Ser. A:,
              5.80%, 8/1/2024...................................      2,615,525
   6,240,000 West View, PA Muni. Auth. Wtr. RB,
              5.15%, 11/15/2017.................................      5,873,650
   8,530,000 Westmoreland Cnty., PA IDA RB, Citizens General
              Hosp.,
              5.00%, 7/1/2008...................................      7,722,977
   1,000,000 York Cnty., PA GO, (Insd. by FGIC),
              6.00%, 10/1/2004..................................      1,021,290
   1,805,000 York Cnty., PA Hosp. Auth. RB,
              York Hosp., (Insd. by AMBAC),
              5.25%, 7/1/2017...................................      1,699,371
             York, PA City Sch. Dist. GO,
              (Insd. by FGIC):
      35,000  5.60%, 3/1/2007...................................         35,543
      40,000  Prerefunded,
              5.60%, 3/1/2007...................................         40,892
                                                                   ------------
                                                                    832,213,268
                                                                   ------------
             Virginia - 0.3%
   1,000,000 Arlington Cnty., VA IDA MHRB, Woodbury Park Apts.,
              Ser. B,
              6.50%, 7/1/2024...................................        922,270
   1,750,000 James City Cnty., VA IDA Residential Care Facs. RB,
              Williamsburg Landing Inc.,
              6.625%, 3/1/2019..................................      1,735,912
                                                                   ------------
                                                                      2,658,182
                                                                   ------------

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Puerto Rico - 1.4%
 $ 3,950,000 Cmnwlth. of Puerto Rico GO, Linked BPO, Ser. D,
              (Insd. by MBIA),
              7.00%, 7/1/2010 (b)...............................   $  4,573,744
   3,250,000 Cmnwlth. of Puerto Rico Indl., Tourist, Edl., Med.
              & Env. Control Facs. RB, Hosp. Auxilio Mutuo Obl.,
              Group A, (Insd. by MBIA),
              6.25%, 7/1/2024...................................      3,350,490
   1,000,000 Cmnwlth. of Puerto Rico Muni. Fin. Agy. RB, Ser. A,
              (Insd. by FSA),
              6.00%, 7/1/2011...................................      1,086,960
   1,800,000 Cmnwlth. of Puerto Rico Pub. Bldgs. Auth. RB, Gtd.
              Pub. Ed. & Hlth. Facs., Ser. M,
              5.70%, 7/1/2009...................................      1,880,046
   1,000,000 Univ. of Puerto Rico Univ. RB, Ser. N, (Insd. by
              MBIA),
              6.25%, 6/1/2007...................................      1,084,450
                                                                   ------------
                                                                     11,975,690
                                                                   ------------
             U. S. Virgin Islands - 0.9%
             Virgin Islands Pub. Fin. Auth. RB, Sr. Lien,
              Ser. A:
   1,000,000  5.20%, 10/1/2009..................................        953,140
   1,000,000  5.50%, 10/1/2013..................................        948,870
   1,000,000  5.50%, 10/1/2022..................................        897,840
   2,000,000  5.625%, 10/1/2025.................................      1,809,880
             Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB:
   1,835,000  5.25%, 7/1/2008...................................      1,794,043
   1,370,000  5.25%, 7/1/2009...................................      1,331,777
                                                                   ------------
                                                                      7,735,550
                                                                   ------------
             Total Municipal Obligations (cost $857,543,848)....    855,573,190
                                                                   ------------

   Shares

 MUTUAL FUND SHARES - 0.8%
   6,867,000 Federated Municipal Obligations Fund (cost
              $6,867,000) ......................................      6,867,000
                                                                   ------------

             Total Investments -  (cost $864,410,848).....    99.1%  862,440,190
             Other Assets and Liabilities - net...........     0.9     7,991,970
                                                             -----  ------------
             Net Assets...................................   100.0% $870,432,160
                                                             =====  ============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                          State Municipal Bond Funds
                  Combined Notes to Schedules of Investments
                                March 31, 2000

(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(b) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.

Summary of Abbreviations:
AMBAC  American Municipal Bond Assurance Corporation
BPO    Bond Payment Obligation
COP    Certificates of Participation
EDA    Economic Development Authority
FGIC   Federal Guaranty Insurance Company
FHA    Federal Housing Authority
FNMA   Federal National Mortgage Association
FSA    Financial Security Assurance Incorporated
GNMA   Government National Mortgage Association
GO     General Obligation
HFA    Housing Finance Authority
IBC    Insured Bond Certificate
IDA    Industrial Development Authority
MBIA   Municipal Bond Investors Assurance Corporation
MHRB   Multifamily Housing Revenue Bond
PCRB   Pollution Control Revenue Bond
RB     Revenue Bond
SFHRB  Single Family Housing Revenue Bond

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          State Municipal Bond Funds
                     Statements of Assets and Liabilities
                                March 31, 2000

                                       Connecticut   New Jersey   Pennsylvania
                                          Fund          Fund          Fund
-------------------------------------------------------------------------------
Assets
 Identified cost of securities......   $72,917,014  $212,983,139  $864,410,848
 Net unrealized gains or losses on
  securities........................      (312,778)      190,905    (1,970,658)
-------------------------------------------------------------------------------
 Market value of securities.........    72,604,236   213,174,044   862,440,190
 Cash...............................            51           510           134
 Receivable for Fund shares sold....             0       850,608       922,655
 Interest receivable................     1,329,445     3,388,951    13,860,915
 Receivable from related parties....         3,617         2,024        24,186
 Prepaid expenses and other assets..           811         3,003       177,620
-------------------------------------------------------------------------------
  Total assets......................    73,938,160   217,419,140   877,425,700
-------------------------------------------------------------------------------
Liabilities
 Distributions payable..............       287,972       788,933     4,046,432
 Payable for securities purchased...     1,109,049             0       976,529
 Payable for Fund shares redeemed...             0       216,590     1,542,577
 Advisory fee payable...............             0        12,414             0
 Distribution Plan expenses
  payable...........................           128             0         4,022
 Due to other related parties.......           594         1,769         7,148
 Accrued expenses and other
  liabilities.......................        31,089        50,513       416,832
-------------------------------------------------------------------------------
  Total liabilities.................     1,428,832     1,070,219     6,993,540
-------------------------------------------------------------------------------
Net assets..........................   $72,509,328  $216,348,921  $870,432,160
-------------------------------------------------------------------------------
Net assets represented by
 Paid-in capital....................   $74,543,276  $221,316,543  $889,762,449
 Undistributed (overdistributed) net
  investment income.................        13,921         6,634       (95,035)
 Accumulated net realized gains or
  losses on securities..............    (1,735,091)   (5,165,161)  (17,264,596)
 Net unrealized gains or losses on
  securities........................      (312,778)      190,905    (1,970,658)
-------------------------------------------------------------------------------
Total net assets....................   $72,509,328  $216,348,921  $870,432,160
-------------------------------------------------------------------------------
Net assets consists of
 Class A............................   $   744,119  $ 28,135,177  $ 32,795,481
 Class B............................     1,375,394    19,581,770    35,334,085
 Class C............................             0             0     5,726,393
 Class Y............................    70,389,815   168,631,974   796,576,201
-------------------------------------------------------------------------------
Total net assets....................   $72,509,328  $216,348,921  $870,432,160
-------------------------------------------------------------------------------
Shares outstanding
 Class A............................       123,781     2,684,163     3,010,789
 Class B............................       228,792     1,868,060     3,271,479
 Class C............................             0             0       529,208
 Class Y............................    11,709,057    16,087,480    73,132,496
-------------------------------------------------------------------------------
Net asset value per share
 Class A............................   $      6.01  $      10.48  $      10.89
-------------------------------------------------------------------------------
 Class A--Offering price (based on
  sales charge of 4.75%)............   $      6.31  $      11.00  $      11.43
-------------------------------------------------------------------------------
 Class B............................   $      6.01  $      10.48  $      10.80
-------------------------------------------------------------------------------
 Class C............................            --            --  $      10.82
-------------------------------------------------------------------------------
 Class Y............................   $      6.01  $      10.48  $      10.89
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          State Municipal Bond Funds
                           Statements of Operations
                           Year Ended March 31, 2000


                                      Connecticut   New Jersey   Pennsylvania
                                         Fund          Fund          Fund
------------------------------------------------------------------------------
Investment income
 Interest...........................  $ 3,742,993  $ 11,209,489  $ 42,232,518
------------------------------------------------------------------------------
Expenses
 Advisory fee.......................      428,618     1,016,585     2,402,813
 Distribution Plan expenses.........       15,755       283,859       511,368
 Administrative services fees.......       30,921        90,536       296,370
 Transfer agent fee.................        2,311        41,095        82,897
 Trustees' fees and expenses........        1,066         4,265         7,488
 Printing and postage expenses......       17,706        29,145        56,848
 Custodian fee......................       21,127        65,132       261,733
 Registration and filing fees.......        4,569        20,011       284,093
 Professional fees..................       23,231        29,260        30,426
 Other..............................        8,572        10,485        64,996
------------------------------------------------------------------------------
  Total expenses....................      553,876     1,590,373     3,999,032
 Less: Expense reductions...........       (2,515)       (8,971)      (34,474)
       Fee waivers..................      (92,329)     (360,513)            0
------------------------------------------------------------------------------
  Net expenses......................      459,032     1,220,889     3,964,558
------------------------------------------------------------------------------
 Net investment income..............    3,283,961     9,988,600    38,267,960
------------------------------------------------------------------------------
Net realized and unrealized gains
  or losses on securities
 Net realized gains or losses on
  securities........................   (1,735,091)   (5,165,161)  (17,264,056)
 Net change in unrealized gains or
  losses on securities..............   (2,471,997)   (6,976,635)  (22,426,156)
------------------------------------------------------------------------------
 Net realized and unrealized gains
  or losses on securities...........   (4,207,088)  (12,141,796)  (39,690,212)
------------------------------------------------------------------------------
 Net decrease in net assets
  resulting from operations.........  $  (923,127) $ (2,153,196) $ (1,422,252)
------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          State Municipal Bond Funds
                      Statements of Changes in Net Assets
                           Year Ended March 31, 2000


                                     Connecticut    New Jersey   Pennsylvania
                                         Fund          Fund          Fund
------------------------------------------------------------------------------
Operations
 Net investment income.............  $  3,283,961  $  9,988,600  $ 38,267,960
 Net realized gains or losses on
  securities.......................    (1,735,091)   (5,165,161)  (17,264,056)
 Net change in unrealized gains or
  losses on securities.............    (2,471,997)   (6,976,635)  (22,426,156)
------------------------------------------------------------------------------
  Net decrease in net assets
   resulting from operations.......      (923,127)   (2,153,196)   (1,422,252)
------------------------------------------------------------------------------
Distributions to shareholders from
 Net investment income
  Class A..........................       (29,677)   (1,442,654)   (1,552,010)
  Class B..........................       (47,904)     (790,701)   (1,509,695)
  Class C..........................             0             0      (268,474)
  Class Y..........................    (3,186,337)   (7,750,828)  (34,893,891)
 Net realized gains
  Class A..........................        (2,299)      (67,202)      (21,064)
  Class B..........................        (3,951)      (46,764)      (22,866)
  Class C..........................             0             0        (4,212)
  Class Y..........................      (210,673)     (399,038)     (528,176)
------------------------------------------------------------------------------
  Total distributions to
   shareholders....................    (3,480,841)  (10,497,187)  (38,800,388)
------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold.........    14,810,856    48,598,866   187,587,317
 Net asset value of shares issued
  in reinvestment of
  distributions....................       282,337     2,163,636     2,638,961
 Payment for shares redeemed.......   (13,818,971)  (46,953,178) (202,177,638)
 Net asset value of shares issued
  in acquisition...................             0    47,915,180   667,273,557
------------------------------------------------------------------------------
  Net increase in net assets
   resulting from capital share
   transactions....................     1,274,222    51,724,504   655,322,197
------------------------------------------------------------------------------
  Total increase (decrease) in net
   assets..........................    (3,129,746)   39,074,121   615,099,557
Net assets
 Beginning of period...............    75,639,074   177,274,800   255,332,603
------------------------------------------------------------------------------
 End of period.....................  $ 72,509,328  $216,348,921  $870,432,160
------------------------------------------------------------------------------
Undistributed (overdistributed)
  net investment income............  $     13,921  $      6,634  $    (95,035)
------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          State Municipal Bond Funds
                      Statements of Changes in Net Assets
                           Year Ended March 31, 1999

                                     Connecticut    New Jersey   Pennsylvania
                                         Fund          Fund          Fund
------------------------------------------------------------------------------
 Operations
 Net investment income.............. $  3,068,565  $  7,400,681  $ 10,561,862
 Net realized gains on securities
  and futures contracts.............      446,743     1,059,203     2,213,443
 Net change in unrealized gains or
  losses on securities and futures
  contracts.........................      211,471       500,469      (103,155)
------------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations........    3,726,779     8,960,353    12,672,150
------------------------------------------------------------------------------
 Distributions to shareholders from
 Net investment income
  Class A...........................      (14,533)   (1,503,706)   (1,183,965)
  Class B...........................      (20,474)     (599,178)   (1,343,223)
  Class C...........................            0             0      (232,806)
  Class Y...........................   (3,035,168)   (5,302,623)   (7,805,137)
 Net realized gains
  Class A...........................       (3,518)     (186,362)     (354,194)
  Class B...........................       (7,346)      (96,217)     (459,774)
  Class C...........................            0             0       (79,621)
  Class Y...........................     (648,594)     (645,270)   (2,122,788)
------------------------------------------------------------------------------
  Total distributions to
   shareholders.....................   (3,729,633)   (8,333,356)  (13,581,508)
------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold..........   16,967,545    43,862,993    51,920,065
 Net asset value of shares issued
  in reinvestment of
  distributions.....................      672,410     2,333,384     4,457,478
 Payment for shares redeemed........  (10,150,268)  (22,427,518)  (40,292,580)
 Net asset value of shares issued
  in acquisitions...................            0     2,289,213    19,628,667
------------------------------------------------------------------------------
  Net increase (decrease) in net
   assets resulting from capital
   share transactions...............    7,489,687    26,058,072    35,713,630
------------------------------------------------------------------------------
   Total increase (decrease) in net
    assets..........................    7,486,833    26,685,069    34,804,272
 Net assets
 Beginning of period................   68,152,241   150,589,731   220,528,331
------------------------------------------------------------------------------
 End of period...................... $ 75,639,074  $177,274,800  $255,332,603
------------------------------------------------------------------------------
 Undistributed (overdistributed)
  net investment income............. $     (1,610) $      3,635  $   (109,513)

--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                     Combined Notes to Financial Statements
1. ORGANIZATION

The Evergreen State Municipal Bond Funds consist of Evergreen Connecticut Municipal Bond Fund ("Connecticut Fund"), Evergreen New Jersey Municipal Bond Fund ("New Jersey Fund") and Evergreen Pennsylvania Municipal Bond Fund ("Pennsylvania Fund"), (collectively, the "Funds"). Each Fund is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and/or Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 follow the conversion rights at the time the shares were purchased. Class C shares are sold subject to a 2.00% con-tingent deferred sales charge payable on shares redeemed within one year after the month of purchase and a 1.00% contingent deferred sales charge if such shares are redeemed within two years after the month of purchase. Class C shares purchased prior to February 1, 2000 follow the contingent deferred sales charge schedule at the time the shares were initially purchased. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advi-sory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with simi-lar characteristics. Otherwise, securities for which valuations are not avail-able from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures estab-lished by the Board of Trustees.

Mutual fund shares held in a Fund are valued at the net asset value of each mu-tual fund.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. When-issued and Delayed Delivery Transactions
The Funds record when-issued or delayed delivery transactions on the trade date and will segregate with the custodian qualifying assets having a value suffi-cient to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

First Union National Bank ("FUNB"), a subsidiary of First Union, is the invest-ment advisor to the Connecticut Fund and New Jersey Fund and is paid a manage-ment fee that is computed and paid daily. The management fee for the Connecti-cut Fund is computed at an annual rate of 0.52% of the Fund's average daily net assets. Prior to January 3, 2000, the management fee for the Connecticut Fund was computed at an annual rate of 0.60% of the Fund's average daily net assets. The management fee for the New Jersey Fund is calculated by applying percentage rates, starting at 0.42% and declining to 0.27% per annum as net assets in-crease, to the Fund's average daily net assets. Prior to January 3, 2000, the management fee for the New Jersey Fund was calculated by applying percentage rates, starting at 0.50% and declining to 0.35% per annum as net assets in-creased, to the Fund's average daily net assets.

Evergreen Investment Management Company ("EIMC"), an indirect wholly owned sub-sidiary of First Union National Bank ("FUNB"), is the investment advisor for the Pennsylvania Fund. In return for providing investment management services to the Pennsylvania Fund, the Fund pays EIMC a management fee that is computed and paid daily. The management fee is calculated by applying percentage rates, starting at 0.46% and declining to 0.16% per annum as net assets increase, to the Fund's average daily net assets. Prior to January 3, 2000, the management fee for the Pennsylvania Fund was calculated by applying percentage rates, starting at 0.55% and declining to 0.25% per annum as net assets increased, to the Fund's average daily net assets.

During the year ended March 31, 2000, the amount of investment advisory fees waived by each investment advisor and the impact on each Fund's annualized ex-pense ratio represented as a percentage of its average net assets were as fol-lows:

                                                             % of Average
                                                      Fees      Daily
                                                     Waived   Net Assets
                                                    ---------------------
         Connecticut Fund.......................... $ 92,329    0.13%
         New Jersey Fund...........................  313,481    0.15%

Evergreen Investment Services ("EIS"), an indirect, wholly-owned subsidiary of First Union, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. Prior to March 15, 2000, The BISYS Group, Inc. ("BISYS") served as the sub-administrator to the Funds and provided the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

For its services, the Connecticut Fund and New Jersey Fund pay the administra-tor a fee at the annual rate of 0.10% of each Fund's average daily net assets. The sub-administrator was paid by the administrator out of its fees until the sub-administration agreement with BISYS was terminated on March 14, 2000. Prior to January 3, 2000, the administrator and sub-administrator for the Connecticut Fund and New Jersey Fund were entitled to an annual fee based on the combined average daily net assets of all the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee was calculated by applying percentage rates, which started at 0.05% and declined to 0.01% per annum as net assets increased, to the average daily net assets of each Fund. The sub-administration fee was cal-culated by applying percentage rates, which started at 0.01% and declined to 0.004% per annum as net assets increased, to the average daily net assets of each Fund.

For its services, the Pennsylvania Fund pays the administrator a fee at the an-nual rate of 0.10% of its average daily net assets. Prior to January 3, 2000, the administration fee was paid by the advisor and was not a fund expense. How-ever, the Funds reimbursed EIMC for providing certain administration and ac-counting expenses. The sub-administration fee was paid by the investment advi-sor until the sub-administration agreement with BISYS was terminated.

During the year ended March 31, 2000, the Connecticut Fund and New Jersey Fund paid or accrued the following amounts for administrative and sub-administrative services:

                                        Administration Sub-administration
                                             Fee              Fee
                                        ---------------------------------
          Connecticut Fund.............    $27,423          $ 3,498
          New Jersey Fund..............     79,028           11,508

Evergreen Service Company ("ESC"), an indirectly, wholly-owned subsidiary of FUNB, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribu-tion Plans, Class A incurs distribution fees equal to 0.25% of the average daily net asset of the class, all of which is used to pay for shareholder serv-ice fees. Class B and Class C incur distribution fees equal to 1.00% of the av-erage daily net assets of each class. Of this amount, 0.25% of the distribution fees incurred is used to pay for shareholder service fees and 0.75% is used to pay for distribution-related costs. Distribution Plan expenses are calculated and paid daily.

During the year ended March 31, 2000, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B, and Class C Distribution Plans as well as dis-tribution fees waived and the impact of the waiver as a percentage of the aver-age net assets of the class were as follows:

                                                    Fees   % of Class A
                                                   Waived  Average Net
                          Class A Class B  Class C Class A    Assets
                          ---------------------------------------------
         Connecticut
          Fund........... $ 1,763 $ 13,992      --      --       --
         New Jersey
          Fund...........  76,470  207,389      -- $47,032     0.16%
         Pennsylvania
          Fund...........  79,177  366,911 $65,280      --       --

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

On June 25, 1999, as a result of the conversion of common trust funds managed by CoreStates Financial Corp., the New Jersey Fund and Pennsylvania Fund each acquired substantially all the net assets of comparable common trusts in ex-change for Class Y shares of the respective funds.

Effective on the close of business on July 27, 1998, the New Jersey Fund ac-quired substantially all the assets and assumed certain liabilities of CoreFund New Jersey Municipal Bond Fund in an exchange for Class A and Class Y shares of New Jersey Fund. Also, the Pennsylvania Fund acquired substantially all the as-sets and assumed certain liabilities of CoreFund Pennsylvania Municipal Bond Fund in an exchange for Class A and Class Y shares of Pennsylvania Fund.

These conversions and acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each Fund immediately after the acquisition were as follows:

                                                 Value of Net     Number of    Unrealized      Net Assets
       Acquiring Fund         Acquired Fund     Assets Acquired Shares Issued Appreciation  After Acquisition
       ------------------------------------------------------------------------------------------------------
       New Jersey Fund    Common Trust Fund      $ 47,915,180      4,436,670  $ (1,033,417)   $223,996,388
                          CoreFund New Jersey
                          Municipal Bond Fund       2,289,213        205,813       104,332     160,691,863
       Pennsylvania Fund  Common Trust Fund       667,273,557     59,201,637   (12,011,107)    922,757,172
                          CoreFund Pennsylvania
                          Municipal Bond Fund      19,628,667      1,676,246       443,113     242,223,339

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and/or Class Y. Transactions in shares of the Funds were as follows:

Connecticut Fund

                                   Year Ended               Year Ended
                                 March 31, 2000           March 31, 1999
                             ------------------------  ----------------------
                               Shares       Amount       Shares      Amount
------------------------------------------------------------------------------
Class A
Shares sold.................    106,760  $    656,854     134,138  $  866,051
Shares issued in
 reinvestment of
 distributions..............      2,402        14,585       1,796      11,544
Shares redeemed.............    (74,680)     (455,294)    (69,560)   (447,872)
------------------------------------------------------------------------------
Net increase................     34,482       216,145      66,374     429,723
------------------------------------------------------------------------------
Class B
Shares sold.................    113,496       703,201     130,130     839,983
Shares issued in
 reinvestment of
 distributions..............      5,539        33,611       2,852      18,307
Shares redeemed.............    (75,158)     (456,902)          0           0
------------------------------------------------------------------------------
Net increase................     43,877       279,910     132,982     858,290
------------------------------------------------------------------------------
Class Y
Shares sold.................  2,210,525    13,450,801   2,378,864  15,261,511
Shares issued in
 reinvestment of
 distributions..............     38,879       234,141     100,241     642,559
Shares redeemed............. (2,123,745)  (12,906,775) (1,511,719) (9,702,396)
------------------------------------------------------------------------------
Net increase................    125,659       778,167     967,386   6,201,674
------------------------------------------------------------------------------
Net increase................             $  1,274,222              $7,489,687

--------------------------------------------------------------------------------

New Jersey Fund

                                  Year Ended                Year Ended
                                March 31, 2000            March 31, 1999
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold................    513,462  $  5,471,875     471,657  $  5,285,409
Automatic conversion of
 Class B shares to Class A
 shares....................     13,772       142,552
Shares issued in
 reinvestment of
 distributions.............     89,772       954,868      93,355     1,046,688
Shares redeemed............   (947,781)  (10,123,431)   (469,865)   (5,263,660)
Shares issued in
 acquisition of CoreFund
 New Jersey Municipal Bond
 Fund......................          0             0      74,925       833,392
-------------------------------------------------------------------------------
Net increase (decrease)....   (330,775)   (3,554,136)    170,072     1,901,829
-------------------------------------------------------------------------------
Class B
Shares sold................    483,331     5,225,508     708,495     7,932,617
Shares issued in
 reinvestment of
 distributions.............     56,035       596,343      46,484       521,268
Automatic conversion of
 Class B shares to Class A
 shares....................    (13,772)     (142,552)
Shares redeemed............   (466,917)   (4,955,647)   (173,473)   (1,935,932)
-------------------------------------------------------------------------------
Net increase...............     58,677       723,652     581,506     6,517,953
-------------------------------------------------------------------------------
Class Y
Shares sold................  3,554,144    37,901,483   2,736,002    30,644,967
Shares issued in
 reinvestment of
 distributions.............     57,872       612,425      68,267       765,428
Shares redeemed............ (3,016,740)  (31,874,100) (1,358,173)  (15,227,926)
Shares issued in
 acquisition of:
Common Trust Fund..........  4,436,670    47,915,180           0             0
CoreFund New Jersey
 Municipal Bond Fund.......          0             0     130,888     1,455,821
-------------------------------------------------------------------------------
Net increase...............  5,031,946    54,554,988   1,576,984    17,638,290
-------------------------------------------------------------------------------
Net increase...............             $ 51,724,504              $ 26,058,072

--------------------------------------------------------------------------------

Pennsylvania Fund

                                  Year Ended                 Year Ended
                                March 31, 2000             March 31, 1999
                           -------------------------  -------------------------
                             Shares        Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold..............    1,951,256  $ 21,690,494     422,289  $  4,962,719
Automatic conversion of
 Class B shares to Class
 A shares................       10,624       113,974           0             0
Shares issued in
 reinvestment of
 distributions...........       76,879       772,835      73,831       866,664
Shares redeemed..........   (1,484,308)  (16,315,550)   (617,772)   (7,248,653)
Shares issued in
 acquisition of CoreFund
 Pennsylvania............
 Municipal Bond Fund.....            0             0     517,010     6,054,216
-------------------------------------------------------------------------------
Net increase.............      554,451     6,261,753     395,358     4,634,946
-------------------------------------------------------------------------------
Class B
Shares sold..............      683,376     7,707,239     599,763     6,993,005
Shares redeemed..........     (768,838)   (8,471,290)   (617,387)   (7,159,590)
Shares issued in
 reinvestment of
 distributions...........       85,068       931,987      94,274     1,092,986
Automatic conversion of
 Class B shares to Class
 A shares................      (10,719)     (113,974)          0             0
-------------------------------------------------------------------------------
Net increase (decrease)..      (11,113)       53,962      76,650       926,401
-------------------------------------------------------------------------------
Class C
Shares sold..............       48,560       569,348      82,623       962,589
Shares issued in
 reinvestment of
 distributions...........       16,711       183,853      18,631       216,583
Shares redeemed..........     (137,215)   (1,503,074)    (53,731)     (622,506)
-------------------------------------------------------------------------------
Net increase (decrease)..      (71,944)     (749,873)     47,523       556,666
-------------------------------------------------------------------------------
Class Y
Shares sold..............   14,330,293   157,620,236   3,324,052    39,001,752
Shares issued in
 reinvestment of
 distributions...........       68,152       750,286     195,060     2,281,245
Shares redeemed..........  (16,066,843) (175,887,724) (2,151,154)  (25,261,831)
Shares issued in
 acquisition of:
 Common Trust Fund.......   59,201,637   667,273,557           0             0
 CoreFund Pennsylvania
  Municipal Bond Fund....            0             0   1,159,236    13,574,451
-------------------------------------------------------------------------------
Net increase.............   57,533,239   649,756,355   2,527,194    29,595,617
-------------------------------------------------------------------------------
Net increase.............               $655,322,197              $ 35,713,630

--------------------------------------------------------------------------------

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended March 31, 2000:

                                    Cost of Purchases Proceeds from Sales
                                    -------------------------------------
         Connecticut Fund..........   $ 61,360,899       $ 60,182,880
         New Jersey Fund...........    149,040,833        113,180,556
         Pennsylvania Fund.........    202,400,250        220,972,026

On March 31, 2000, the composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes were as follows:

                                          Gross        Gross      Net Unrealized
                                        Unrealized   Unrealized    Appreciation
                            Tax Cost   Appreciation Depreciation  (Depreciation)
                          ------------------------------------------------------
         Connecticut
          Fund........... $ 72,917,014 $   792,085  $ (1,104,863)  $  (312,778)
         New Jersey
          Fund...........  212,983,139   3,332,364    (3,141,459)      190,905
         Pennsylvania
          Fund...........  864,410,848  18,700,252   (20,670,910)   (1,970,658)

As of March 31, 2000, Connecticut Fund, New Jersey Fund and Pennsylvania Fund had respective capital loss carryovers for federal income tax purposes of $527,818, 1,004,794 and $3,935,444 which expire on March 31, 2008.

In addition to the capital loss carryovers, capital losses incurred after Octo-ber 31 within a Fund's fiscal year end are deemed to arise on the first busi-ness day of the fund's following fiscal year. For the fiscal year ended March 31, 2000, the Connecticut Fund, New Jersey Fund and Pennsylvania Fund incurred and elected to defer $1,207,273, $4,160,367 and $13,329,151, respectively, of capital losses.

8. EXPENSE REDUCTIONS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of expense reductions re-ceived by each Fund and the impact of the total expense reductions on each Fund's expense ratio represented as a percentage of its average net assets were as follows:

                                           Total Expense
                                            Reductions     % of Average
                                             Received    Daily Net Assets
                                           ------------------------------
         Connecticut Fund.................    $ 2,515         0.00%
         New Jersey Fund..................      8,971         0.00%
         Pennsylvania Fund................     34,474         0.00%

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustee. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENTS

Certain Evergreen Funds, State Street Bank and Trust Company ("State Street") and The Bank of New York ("BONY") entered into an amended financing agreement on December 22, 1998. Under this agreement, State Street and BONY provided an unsecured credit facility in the aggregate amount of $150 million ($125 million committed and $25 million uncommitted). The credit facility was allocated, un-der the terms of the financing agreement between State Street and BONY. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bore interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum was incurred on the unused portion of the committed facility, which was allocated to all funds. State Street served as administrative agent and was entitled to a fee of $20,000 per annum which was allocated to all of the funds. This agreement was terminated on July 27, 1999.

On July 27, 1999, certain Evergreen Funds and a group of banks (the "lenders") entered into a credit agreement. Under this agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $1.050 bil-lion. The credit facility is allocated, under the terms of the financing agree-ment, among the Lenders. The credit facility is accessed by the Funds for tem-porary or emergency purposes to fund the redemption of their shares or for gen-eral working capital purposes as permitted by each Fund's borrowing restric-tions. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31,
2000). A commitment fee of 0.10% per annum is incurred on the average daily un-used portion of the revolving credit commitment. The commitment fee is allo-cated to all funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street serves as paying agent for the funds and as paying agent is entitled to a fee of $20,000 per annum which is allocated to all the funds.

During the year ended March 31, 2000 the Pennsylvania Fund had average borrowings outstanding of $27,712 at a rate of 6.45% and paid interest of $1,826.

11. CONCENTRATION OF CREDIT RISK

Each Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

                          INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Municipal Trust

  We have audited the accompanying statements of assets and liabilities, in-cluding the schedules of investments of the Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, portfolios of Evergreen Municipal Trust, as of March 31, 2000, and the related statements of operations for the year then ended, state-ments of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial high-lights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally ac-cepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the finan-cial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reason-able basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ever-green Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund as of March 31, 2000, the re-sults of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

                                                                     /s/KPMG LLP

Boston, Massachusetts
May 5, 2000

                       Additional Information (Unaudited)

FEDERAL INCOME TAX STATUS OF DISTRIBUTIONS

For the fiscal period ended March 31, 2000, the following percentages represent the portion of dividends from net investment income which are exempt from fed-eral income tax, other than alternative minimum tax:

         Connecticut Fund.......................................... 99.85%
         New Jersey Fund........................................... 99.82%
         Pennsylvania Fund......................................... 99.72%

Pursuant to section 852 of the Internal Revenue Code, the Funds have designated the following amounts as long-term capital gain distributions for the fiscal year ended March 31, 2000:

         Fund                                         Aggregate Per Share
         ----------------------------------------------------------------
         Connecticut Fund............................ $ 29,424   $0.002
         New Jersey Fund.............................  285,123    0.013
         Pennsylvania Fund...........................  290,406    0.004

Shareholders are advised to use information received on Form 1099 to determine their taxable long-term capi-tal gain distributions rather than the per share amounts presented above.

                                 Evergreen Funds

Money Market

Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged

Short Intermediate Municipal Bond Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund
Tax-Free High Income Fund

Income

Short-Duration Income Fund
Intermediate Term Bond Fund
U.S. Government Fund
Quality Income Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced

Tax Strategic Foundation Fund
Foundation Fund
Balanced Fund

Growth & Income

Utility Fund
Income and Growth Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund
Select Equity Index Fund

Domestic Growth

Tax Strategic Equity Fund
Capital Growth Fund
Stock Selector Fund
Evergreen Fund
Strategic Growth Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Growth Fund
Aggressive Growth Fund
Select Special Equity Fund

Global International

Global Leaders Fund
Perpetual Global Fund
International Growth Fund
Perpetual International Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898


www.evergreen-funds.com

64378                                                            543688  5/2000






                                                             --------------
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Boston,MA 02116                                                  PAID
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